PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited)

Voya Global Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 21.7%
Australia : 0.1%
30,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 $ 31,653
0.1
19,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2033 19,920
0.0
10,000
(1)
CIMIC Finance USA
Pty Ltd., 7.000%,
03/25/2034 10,740
0.0
21,000
(1)
CSL Finance PLC,
5.417%,
04/03/2054 21,814
0.0
6,000
(1)
Glencore Funding
LLC, 5.893%,
04/04/2054 6,319
0.0
90,446
0.1
Canada : 0.8%
20,000
(2)
Algonquin Power &
Utilities Corp., 5.365%,
06/15/2026 20,251
0.0
65,000
(2)
Bank of Montreal,
4.640%,
09/10/2030 65,717
0.1
45,000  Bank of Montreal,
5.511%,
06/04/2031 47,419
0.1
61,000
(2)
Bank of Nova Scotia,
4.740%,
11/10/2032 61,219
0.1
26,000  Bank of Nova Scotia,
4.850%,
02/01/2030 26,614
0.0
35,000  Brookfield Finance,
Inc., 5.675%,
01/15/2035 36,754
0.0
48,000
(2)
Canadian Imperial
Bank of Commerce,
4.631%,
09/11/2030 48,326
0.1
35,000
(3)
Canadian Imperial
Bank of Commerce,
5.260%,
04/08/2029 36,382
0.0
21,000  Canadian Pacific
Railway Co., 2.875%,
11/15/2029 19,737
0.0
13,000  Cenovus Energy, Inc.,
5.400%,
06/15/2047 12,617
0.0
31,000
(1)
Constellation
Software, Inc./Canada,
5.158%,
02/16/2029 31,982
0.0
54,000
(1)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 55,388
0.1
42,000
(1)
Element Fleet
Management Corp.,
6.319%,
12/04/2028 44,779
0.1
177,000  Fortis, Inc./Canada,
3.055%,
10/04/2026 172,277
0.2
26,000  Nutrien Ltd., 5.400%,
06/21/2034 26,932
0.0
4,000  Nutrien Ltd., 5.875%,
12/01/2036 4,288
0.0
15,000  Nutrien Ltd., 5.950%,
11/07/2025 15,239
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Canada: (continued)
20,000
(2)
Royal Bank of
Canada, 4.969%,
08/02/2030 $ 20,521
0.0
10,000  Royal Bank of
Canada, 5.150%,
02/01/2034 10,404
0.0
29,000  Royal Bank of
Canada, 5.200%,
08/01/2028 30,142
0.0
29,000  Toronto-Dominion
Bank, 5.523%,
07/17/2028 30,349
0.0
817,337
0.8
China : 0.0%
16,000  NXP BV / NXP
Funding LLC / NXP
USA, Inc., 3.250%,
05/11/2041 12,462
0.0
France : 0.0%
9,000  TotalEnergies
Capital SA, 5.150%,
04/05/2034 9,364
0.0
15,000  TotalEnergies
Capital SA, 5.488%,
04/05/2054 15,513
0.0
17,000  TotalEnergies
Capital SA, 5.638%,
04/05/2064 17,741
0.0
42,618
0.0
Ireland : 0.0%
42,000
(1)
Smurfit Kappa
Treasury ULC,
5.200%,
01/15/2030 43,436
0.0
Luxembourg : 0.0%
16,000  Medtronic Global
Holdings SCA,
4.500%,
03/30/2033 16,095
0.0
23,000  Schlumberger
Investment SA,
2.650%,
06/26/2030 21,151
0.0
7,000  Schlumberger
Investment SA,
4.850%,
05/15/2033 7,159
0.0
44,405
0.0
Norway : 0.0%
41,000  Equinor ASA, 3.125%,
04/06/2030 38,985
0.0
Singapore : 0.2%
26,000  Pfizer Investment
Enterprises Pte Ltd.,
4.650%,
05/19/2030 26,649
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Singapore: (continued)
51,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 $ 52,002
0.1
18,000  Pfizer Investment
Enterprises Pte Ltd.,
5.300%,
05/19/2053 18,638
0.0
67,000  Pfizer Investment
Enterprises Pte Ltd.,
5.340%,
05/19/2063 68,884
0.1
166,173
0.2
United Kingdom : 1.0%
200,000
(1)
Anglo American
Capital PLC, 2.250%,
03/17/2028 184,882
0.2
53,000  Astrazeneca Finance
LLC, 4.900%,
02/26/2031 55,160
0.1
13,000  BAT Capital Corp.,
5.834%,
02/20/2031 13,795
0.0
37,000
(1)
CSL Finance PLC,
4.050%,
04/27/2029 36,675
0.0
6,000
(1)
CSL Finance PLC,
4.950%,
04/27/2062 5,687
0.0
200,000
(1)
LSEGA Financing
PLC, 3.200%,
04/06/2041 159,382
0.2
30,000
(3)
National Grid PLC,
5.418%,
01/11/2034 31,245
0.0
200,000
(1)
Reckitt Benckiser
Treasury Services
PLC, 3.000%,
06/26/2027 194,109
0.2
150,000  Royalty Pharma PLC,
1.200%,
09/02/2025 145,331
0.1
143,000
(3)
Royalty Pharma PLC,
1.750%,
09/02/2027 133,279
0.1
100,000  Unilever Capital Corp.,
4.625%,
08/12/2034 101,489
0.1
4,000  Vodafone Group PLC,
5.750%,
02/10/2063 4,042
0.0
21,000  Vodafone Group PLC,
5.875%,
06/28/2064 21,676
0.0
1,086,752
1.0
United States : 19.6%
154,000  AbbVie, Inc., 3.800%,
03/15/2025 153,471
0.2
36,000  AbbVie, Inc., 4.050%,
11/21/2039 33,272
0.0
53,000  AbbVie, Inc., 4.950%,
03/15/2031 55,124
0.1
22,000  AbbVie, Inc., 5.050%,
03/15/2034 22,988
0.0
13,000  AbbVie, Inc., 5.350%,
03/15/2044 13,723
0.0
17,000  AbbVie, Inc., 5.400%,
03/15/2054 18,040
0.0
17,000  AbbVie, Inc., 5.500%,
03/15/2064 18,167
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
21,000  Adobe, Inc., 4.950%,
04/04/2034 $ 21,906
0.0
153,000
(1)
AEP Texas, Inc.,
3.850%,
10/01/2025 151,623
0.2
45,000  AEP Texas, Inc.,
5.450%,
05/15/2029 46,957
0.1
16,000  AEP Transmission
Co. LLC, 5.150%,
04/01/2034 16,590
0.0
60,000  AES Corp., 2.450%,
01/15/2031 51,988
0.1
33,000  AES Corp., 5.450%,
06/01/2028 33,986
0.0
25,000  AGCO Corp., 5.450%,
03/21/2027 25,524
0.0
30,000  Air Lease Corp.,
5.200%,
07/15/2031 30,683
0.0
12,000  Alabama Power Co.,
5.850%,
11/15/2033 13,091
0.0
11,000  Alleghany Corp.,
3.250%,
08/15/2051 7,997
0.0
12,000  Alleghany Corp.,
4.900%,
09/15/2044 11,757
0.0
27,000  Altria Group, Inc.,
6.200%,
11/01/2028 28,765
0.0
14,000  Amcor Group Finance
PLC, 5.450%,
05/23/2029 14,525
0.0
36,000  Ameren Corp.,
5.000%,
01/15/2029 36,874
0.0
167,838  American Airlines
Pass Through Trust
2021-1, A, 2.875%,
01/11/2036 146,735
0.2
18,000  American Electric
Power Co., Inc.,
3.250%,
03/01/2050 12,757
0.0
16,000
(3)
American Electric
Power Co., Inc.,
5.625%,
03/01/2033 16,891
0.0
18,000
(2)
American Express
Co., 4.990%,
05/01/2026 18,022
0.0
30,000
(2)
American Express
Co., 5.098%,
02/16/2028 30,580
0.0
35,000
(2)
American Express
Co., 5.532%,
04/25/2030 36,695
0.0
16,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 14,801
0.0
46,000
(3)
American Homes 4
Rent L.P., 5.500%,
02/01/2034 47,532
0.1
43,000  American Honda
Finance Corp.,
4.700%,
01/12/2028 43,785
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
3,000  American Honda
Finance Corp.,
4.900%,
01/10/2034 $ 3,053
0.0
20,000  American Honda
Finance Corp.,
5.650%,
11/15/2028 21,139
0.0
44,000  American International
Group, Inc., 3.400%,
06/30/2030 41,627
0.1
54,000  American International
Group, Inc., 4.200%,
04/01/2028 53,879
0.1
205,000  American Tower Corp.,
2.750%,
01/15/2027 198,152
0.2
29,000  American Tower Corp.,
3.650%,
03/15/2027 28,563
0.0
40,000
(1)
American
Transmission
Systems, Inc.,
2.650%,
01/15/2032 35,167
0.0
14,000
(3)
American Water
Capital Corp., 5.150%,
03/01/2034 14,608
0.0
30,000  American Water
Capital Corp., 5.450%,
03/01/2054 31,542
0.0
22,000  Ameriprise Financial,
Inc., 5.700%,
12/15/2028 23,291
0.0
23,000  Amgen, Inc., 5.600%,
03/02/2043 24,177
0.0
13,000  Amgen, Inc., 5.650%,
03/02/2053 13,685
0.0
17,000  Amgen, Inc., 5.750%,
03/02/2063 17,958
0.0
13,000  Aon North America,
Inc., 5.125%,
03/01/2027 13,303
0.0
83,000  Aon North America,
Inc., 5.150%,
03/01/2029 85,774
0.1
3,000  Aon North America,
Inc., 5.750%,
03/01/2054 3,181
0.0
45,000  Arrow Electronics,
Inc., 5.150%,
08/21/2029 45,721
0.1
8,000  Arthur J Gallagher
& Co., 6.750%,
02/15/2054 9,432
0.0
42,000  AT&T, Inc., 3.650%,
09/15/2059 30,499
0.0
89,000
(1)
Athene Global
Funding, 5.684%,
02/23/2026 90,330
0.1
13,000  AutoZone, Inc.,
6.250%,
11/01/2028 13,929
0.0
21,000
(3)
Avnet, Inc., 5.500%,
06/01/2032 21,279
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
26,000  Avnet, Inc., 6.250%,
03/15/2028 $ 27,345
0.0
153,000
(2)
Bank of America
Corp., 1.734%,
07/22/2027 146,119
0.1
43,000
(2)
Bank of America
Corp., 2.087%,
06/14/2029 39,722
0.1
118,000
(2)
Bank of America
Corp., 2.299%,
07/21/2032 102,199
0.1
72,000
(2)
Bank of America
Corp., 2.572%,
10/20/2032 63,152
0.1
68,000
(2)
Bank of America
Corp., 2.592%,
04/29/2031 61,696
0.1
123,000
(2)
Bank of America
Corp., 2.687%,
04/22/2032 109,743
0.1
35,000
(2)
Bank of America
Corp., 2.884%,
10/22/2030 32,516
0.0
51,000
(2)
Bank of America
Corp., 3.194%,
07/23/2030 48,285
0.1
39,000
(2)
Bank of America
Corp., 3.419%,
12/20/2028 37,948
0.1
40,000
(2)
Bank of America
Corp., 3.593%,
07/21/2028 39,269
0.1
32,000
(2)
Bank of America
Corp., 5.202%,
04/25/2029 32,911
0.0
32,000
(2)
Bank of America
Corp., 5.288%,
04/25/2034 33,281
0.0
61,000
(2)
Bank of America
Corp., 5.425%,
08/15/2035 62,555
0.1
35,000
(2)(3)
Bank of America
Corp., 5.468%,
01/23/2035 36,820
0.0
68,000
(2)
Bank of America
Corp., 5.872%,
09/15/2034 73,394
0.1
71,000
(2)
Bank of America Corp.
N, 2.651%,
03/11/2032 63,394
0.1
8,000
(2)
Bank of New York
Mellon Corp., 4.967%,
04/26/2034 8,198
0.0
43,000
(2)
Bank of New York
Mellon Corp., 4.975%,
03/14/2030 44,422
0.1
41,000
(2)
Bank of New York
Mellon Corp., 5.060%,
07/22/2032 42,437
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
13,000
(2)
Bank of New York
Mellon Corp., 5.188%,
03/14/2035 $ 13,502
0.0
11,000
(2)
Bank of New York
Mellon Corp., 5.834%,
10/25/2033 11,919
0.0
26,000  BAT Capital Corp.,
4.390%,
08/15/2037 23,661
0.0
19,000  BAT Capital Corp.,
7.079%,
08/02/2043 21,788
0.0
22,000  BAT Capital Corp.,
7.081%,
08/02/2053 25,548
0.0
42,000  Becton Dickinson
& Co., 4.693%,
02/13/2028 42,555
0.1
230,000  Berry Global, Inc.,
1.650%,
01/15/2027 215,996
0.2
14,000  Black Hills Corp.,
6.000%,
01/15/2035 14,916
0.0
29,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 24,394
0.0
30,000
(1)
Blackstone Private
Credit Fund, 5.950%,
07/16/2029 30,563
0.0
35,000  Blackstone Secured
Lending Fund,
5.875%,
11/15/2027 35,602
0.0
17,000
(1)
Blue Owl Credit
Income Corp.,
5.800%,
03/15/2030 16,844
0.0
15,000  Blue Owl Credit
Income Corp.,
6.650%,
03/15/2031 15,328
0.0
19,000  Boeing Co., 5.705%,
05/01/2040 18,550
0.0
10,000
(1)
Boeing Co., 6.858%,
05/01/2054 10,983
0.0
58,000
(1)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 56,295
0.1
62,000
(1)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 60,364
0.1
30,000
(3)
BorgWarner, Inc.,
5.400%,
08/15/2034 30,648
0.0
12,000  BP Capital Markets
America, Inc., 4.893%,
09/11/2033 12,215
0.0
6,000  BP Capital Markets
America, Inc., 4.989%,
04/10/2034 6,133
0.0
22,000  Bristol-Myers
Squibb Co., 5.100%,
02/22/2031 23,043
0.0
13,000  Bristol-Myers
Squibb Co., 5.650%,
02/22/2064 13,788
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
12,000  Bristol-Myers
Squibb Co., 6.250%,
11/15/2053 $ 13,911
0.0
16,000  Bristol-Myers
Squibb Co., 6.400%,
11/15/2063 18,834
0.0
79,000
(1)
Broadcom, Inc.,
3.187%,
11/15/2036 66,988
0.1
33,000  Broadcom, Inc.,
4.800%,
10/15/2034 32,986
0.0
81,000
(1)
Broadcom, Inc.,
4.926%,
05/15/2037 80,968
0.1
34,000  Brookfield Finance
LLC / Brookfield
Finance, Inc., 3.450%,
04/15/2050 25,381
0.0
25,000  Bunge Ltd. Finance
Corp., 4.200%,
09/17/2029 24,944
0.0
7,000  Burlington Northern
Santa Fe LLC,
3.900%,
08/01/2046 5,969
0.0
15,000  Burlington Northern
Santa Fe LLC,
5.500%,
03/15/2055 16,194
0.0
35,000  Cadence Design
Systems, Inc.,
4.300%,
09/10/2029 35,148
0.0
27,000  Camden Property
Trust, 4.900%,
01/15/2034 27,186
0.0
33,000  Camden Property
Trust, 5.850%,
11/03/2026 34,149
0.0
34,000  Campbell Soup Co.,
5.200%,
03/21/2029 35,228
0.0
7,000  Cardinal Health, Inc.,
5.450%,
02/15/2034 7,326
0.0
20,000
(1)
Cargill, Inc., 1.700%,
02/02/2031 17,148
0.0
20,000
(1)
Cargill, Inc., 2.125%,
04/23/2030 18,072
0.0
51,000
(1)
Cargill, Inc., 2.125%,
11/10/2031 44,316
0.1
7,000  Carrier Global Corp.,
2.722%,
02/15/2030 6,474
0.0
7,000  Carrier Global Corp.,
5.900%,
03/15/2034 7,645
0.0
20,000  Caterpillar Financial
Services Corp.,
4.375%,
08/16/2029 20,307
0.0
20,000  CDW LLC / CDW
Finance Corp.,
5.100%,
03/01/2030 20,287
0.0
24,000  Cencora, Inc., 5.125%,
02/15/2034 24,725
0.0
6,000  Centene Corp.,
2.450%,
07/15/2028 5,531
0.0
115,000  Centene Corp.,
3.000%,
10/15/2030 103,034
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
28,000  CenterPoint Energy,
Inc., 4.250%,
11/01/2028 $ 27,720
0.0
15,000  CenterPoint Energy,
Inc., 5.400%,
06/01/2029 15,581
0.0
27,000
(2)
Charles Schwab
Corp. H, 4.000%,
12/31/2199 24,180
0.0
36,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
2.250%,
01/15/2029 32,065
0.0
14,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
4.400%,
12/01/2061 9,530
0.0
3,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
4.800%,
03/01/2050 2,298
0.0
31,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
5.250%,
04/01/2053 25,348
0.0
45,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
6.100%,
06/01/2029 46,593
0.1
25,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
6.550%,
06/01/2034 26,014
0.0
23,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 22,700
0.0
4,000  Chubb INA Holdings
LLC, 4.650%,
08/15/2029 4,095
0.0
6,000  Chubb INA Holdings,
Inc., 3.050%,
12/15/2061 4,102
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
167,000  Cigna Group, 2.375%,
03/15/2031 $ 147,314
0.2
23,000  Cigna Group, 5.250%,
02/15/2034 23,826
0.0
14,000  Cigna Group, 5.400%,
03/15/2033 14,696
0.0
41,000  Cigna Group, 5.600%,
02/15/2054 42,369
0.1
36,000  Cisco Systems, Inc.,
4.950%,
02/26/2031 37,640
0.0
25,000  Cisco Systems, Inc.,
5.050%,
02/26/2034 26,265
0.0
33,000  Cisco Systems, Inc.,
5.300%,
02/26/2054 35,039
0.0
15,000  Cisco Systems, Inc.,
5.350%,
02/26/2064 15,942
0.0
42,000  Citizens Financial
Group, Inc., 2.500%,
02/06/2030 37,397
0.0
24,000
(2)
Citizens Financial
Group, Inc., 5.641%,
05/21/2037 23,786
0.0
16,000
(2)
Citizens Financial
Group, Inc., 6.645%,
04/25/2035 17,573
0.0
265,000
(1)
Cleveland Electric
Illuminating Co.,
3.500%,
04/01/2028 256,055
0.3
40,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 41,191
0.1
47,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 49,086
0.1
43,000  CNO Financial
Group, Inc., 6.450%,
06/15/2034 45,476
0.1
45,000
(1)
CNO Global Funding,
5.875%,
06/04/2027 46,367
0.1
20,000  Coca-Cola Co.,
4.650%,
08/14/2034 20,491
0.0
17,000  Coca-Cola Co.,
5.200%,
01/14/2055 17,850
0.0
17,000  Coca-Cola Co.,
5.400%,
05/13/2064 18,212
0.0
30,000  Coca-Cola
Consolidated, Inc.,
5.250%,
06/01/2029 31,207
0.0
21,000
(1)
Columbia Pipelines
Holding Co. LLC,
5.097%,
10/01/2031 21,193
0.0
57,000
(1)
Columbia Pipelines
Holding Co. LLC,
6.042%,
08/15/2028 59,625
0.1
30,000  Comcast Corp.,
1.950%,
01/15/2031 26,056
0.0
68,000  Comcast Corp.,
4.250%,
01/15/2033 66,909
0.1
15,000
(3)
Comcast Corp.,
5.300%,
06/01/2034 15,808
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
36,000  Comcast Corp.,
5.500%,
05/15/2064 $ 37,254
0.0
49,000  Comcast Corp.,
5.650%,
06/15/2035 52,726
0.1
42,000
(3)
Concentrix Corp.,
6.600%,
08/02/2028 43,835
0.1
22,000  ConocoPhillips Co.,
5.700%,
09/15/2063 23,495
0.0
13,000  Consolidated Edison
Co. of New York, Inc.,
4.625%,
12/01/2054 12,048
0.0
97,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 91,031
0.1
29,000  Corebridge Financial,
Inc., 5.750%,
01/15/2034 30,587
0.0
40,000  Corebridge Financial,
Inc., 6.050%,
09/15/2033 42,674
0.1
22,000
(2)
Corebridge Financial,
Inc., 6.875%,
12/15/2052 22,778
0.0
20,000  Crown Castle, Inc.,
2.900%,
03/15/2027 19,354
0.0
42,000  Crown Castle, Inc.,
3.300%,
07/01/2030 39,292
0.1
12,000  Crown Castle, Inc.,
4.800%,
09/01/2028 12,150
0.0
45,000
(3)
Crown Castle, Inc.,
4.900%,
09/01/2029 45,760
0.1
15,000  Crown Castle, Inc.,
5.200%,
09/01/2034 15,202
0.0
21,000  Crown Castle, Inc.,
5.600%,
06/01/2029 21,962
0.0
19,000  Crown Castle, Inc.,
5.800%,
03/01/2034 20,164
0.0
27,000  CSX Corp., 4.500%,
08/01/2054 24,890
0.0
8,000  Cummins, Inc.,
5.450%,
02/20/2054 8,469
0.0
40,000  CVS Health Corp.,
5.050%,
03/25/2048 36,536
0.0
10,000  CVS Health Corp.,
5.625%,
02/21/2053 9,875
0.0
17,000
(3)
CVS Health Corp.,
5.700%,
06/01/2034 17,742
0.0
6,000  CVS Health Corp.,
5.875%,
06/01/2053 6,110
0.0
3,000  CVS Health Corp.,
6.000%,
06/01/2063 3,061
0.0
10,000  CVS Health Corp.,
6.050%,
06/01/2054 10,440
0.0
47,000  Deere & Co., 3.100%,
04/15/2030 44,665
0.1
118,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 120,880
0.1
41,000  Devon Energy Corp.,
5.200%,
09/15/2034 40,843
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
37,000  Devon Energy Corp.,
5.750%,
09/15/2054 $ 36,039
0.0
30,000  Diamondback
Energy, Inc., 4.250%,
03/15/2052 24,348
0.0
18,000  Diamondback
Energy, Inc., 5.900%,
04/18/2064 18,157
0.0
16,000  Diamondback
Energy, Inc., 6.250%,
03/15/2053 17,158
0.0
42,000  Discovery
Communications LLC,
3.625%,
05/15/2030 37,850
0.0
23,000  Dollar General Corp.,
3.500%,
04/03/2030 21,659
0.0
36,000  DTE Electric Co.,
4.300%,
07/01/2044 32,701
0.0
15,000  DTE Energy Co.,
4.950%,
07/01/2027 15,256
0.0
71,000  DTE Energy Co.,
5.100%,
03/01/2029 73,140
0.1
6,000  Duke Energy
Carolinas LLC,
5.350%,
01/15/2053 6,200
0.0
30,000
(2)
Duke Energy Corp.,
6.450%,
09/01/2054 31,224
0.0
40,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 35,082
0.0
10,000  Duke Energy Florida
LLC, 5.875%,
11/15/2033 10,948
0.0
11,000  Duke Energy Indiana
LLC, 5.400%,
04/01/2053 11,340
0.0
8,000  Duke Energy Ohio,
Inc., 5.250%,
04/01/2033 8,356
0.0
5,000  Duke Energy Ohio,
Inc., 5.650%,
04/01/2053 5,301
0.0
18,000  Elevance Health, Inc.,
4.900%,
02/08/2026 17,996
0.0
14,000  Eli Lilly & Co., 4.700%,
02/09/2034 14,317
0.0
16,000  Eli Lilly & Co., 5.000%,
02/09/2054 16,279
0.0
45,000  Eli Lilly & Co., 5.050%,
08/14/2054 46,148
0.1
67,000  Enact Holdings, Inc.,
6.250%,
05/28/2029 69,603
0.1
42,000  Energy Transfer L.P.,
3.750%,
05/15/2030 40,131
0.1
21,000  Energy Transfer L.P.,
6.050%,
09/01/2054 21,769
0.0
2,000  Entergy Arkansas
LLC, 3.350%,
06/15/2052 1,469
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
5,000  Entergy Arkansas
LLC, 4.200%,
04/01/2049 $ 4,299
0.0
10,000
(2)
Entergy Corp.,
7.125%,
12/01/2054 10,393
0.0
55,000  Entergy Louisiana
LLC, 4.200%,
04/01/2050 46,804
0.1
23,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 23,524
0.0
6,000  Entergy Texas, Inc.,
5.800%,
09/01/2053 6,431
0.0
20,000  Enterprise Products
Operating LLC,
4.950%,
02/15/2035 20,318
0.0
12,000  Enterprise Products
Operating LLC,
5.550%,
02/16/2055 12,405
0.0
42,000  Equifax, Inc., 3.100%,
05/15/2030 39,338
0.1
30,000  Essent Group Ltd.,
6.250%,
07/01/2029 31,312
0.0
163,000  Essential Utilities, Inc.,
2.704%,
04/15/2030 149,446
0.2
12,000  Essential Utilities, Inc.,
5.375%,
01/15/2034 12,422
0.0
18,000  Evergy Kansas
Central, Inc., 3.250%,
09/01/2049 13,000
0.0
29,000  Evergy Kansas
Central, Inc., 4.125%,
03/01/2042 25,583
0.0
8,000  Evergy Kansas
Central, Inc., 5.900%,
11/15/2033 8,636
0.0
42,000  Eversource Energy,
2.550%,
03/15/2031 36,744
0.0
51,000  Eversource Energy,
2.900%,
03/01/2027 49,365
0.1
14,000  Eversource Energy,
5.125%,
05/15/2033 14,247
0.0
30,000  Eversource Energy,
5.450%,
03/01/2028 31,111
0.0
15,000  Eversource Energy,
5.500%,
01/01/2034 15,580
0.0
28,000  Eversource Energy,
5.950%,
02/01/2029 29,646
0.0
48,000  Eversource Energy U,
1.400%,
08/15/2026 45,481
0.1
49,000
(3)
Exelon Corp., 5.150%,
03/15/2028 50,367
0.1
36,000  Exelon Corp., 5.150%,
03/15/2029 37,315
0.0
49,000  Extra Space Storage
L.P., 2.350%,
03/15/2032 41,383
0.1
35,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 34,198
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
20,000
(3)
Extra Space Storage
L.P., 5.350%,
01/15/2035 $ 20,446
0.0
29,000  Exxon Mobil Corp.,
2.995%,
08/16/2039 23,839
0.0
25,000
(3)
FedEx Corp., 5.250%,
05/15/2050 24,678
0.0
45,000  FirstEnergy Corp. B,
3.900%,
07/15/2027 44,563
0.1
32,000  Fiserv, Inc., 5.150%,
03/15/2027 32,726
0.0
15,000  Fiserv, Inc., 5.150%,
08/12/2034 15,389
0.0
45,000  Flex Ltd., 5.250%,
01/15/2032 45,487
0.1
21,000  Florida Power &
Light Co., 4.625%,
05/15/2030 21,552
0.0
15,000  FMC Corp., 5.150%,
05/18/2026 15,145
0.0
42,000  Fortune Brands
Innovations, Inc.,
3.250%,
09/15/2029 39,679
0.1
16,000
(3)
Fortune Brands
Innovations, Inc.,
5.875%,
06/01/2033 17,184
0.0
42,000  GATX Corp., 4.000%,
06/30/2030 40,845
0.1
15,000  GATX Corp., 6.050%,
06/05/2054 16,233
0.0
90,000  General Mills, Inc.,
2.875%,
04/15/2030 83,671
0.1
47,000  General Motors
Financial Co., Inc.,
2.350%,
01/08/2031 40,250
0.1
45,000  General Motors
Financial Co., Inc.,
4.900%,
10/06/2029 45,065
0.1
202,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 203,416
0.2
87,000  General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 89,749
0.1
14,000  General Motors
Financial Co., Inc.,
5.950%,
04/04/2034 14,495
0.0
12,000  General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 12,502
0.0
20,000  Genuine Parts Co.,
4.950%,
08/15/2029 20,352
0.0
18,000  Georgia Power Co.,
4.650%,
05/16/2028 18,334
0.0
55,000  Global Payments, Inc.,
3.200%,
08/15/2029 51,545
0.1
30,000
(2)
Goldman Sachs Bank
USA/New York NY,
5.283%,
03/18/2027 30,395
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
15,000
(2)
Goldman Sachs Bank
USA/New York NY,
5.414%,
05/21/2027 $ 15,247
0.0
35,000
(2)
Goldman Sachs
Group, Inc., 3.102%,
02/24/2033 31,501
0.0
165,000
(2)
Goldman Sachs
Group, Inc., 5.330%,
07/23/2035 170,986
0.2
20,000
(2)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 21,023
0.0
20,000
(2)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 21,541
0.0
6,000  Goldman Sachs
Group, Inc., 6.750%,
10/01/2037 6,912
0.0
27,000  HCA, Inc., 2.375%,
07/15/2031 23,357
0.0
18,000  HCA, Inc., 3.125%,
03/15/2027 17,498
0.0
11,000  HCA, Inc., 3.500%,
09/01/2030 10,369
0.0
118,000  HCA, Inc., 4.125%,
06/15/2029 116,185
0.1
16,000  HCA, Inc., 4.375%,
03/15/2042 14,034
0.0
30,000  HCA, Inc., 5.450%,
04/01/2031 31,267
0.0
41,000  HCA, Inc., 6.000%,
04/01/2054 43,351
0.1
9,000  HCA, Inc., 6.100%,
04/01/2064 9,488
0.0
45,000
(1)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 5.200%,
06/15/2029 46,416
0.1
115,000  Healthpeak OP LLC,
3.000%,
01/15/2030 107,231
0.1
30,000  Healthpeak OP LLC,
5.250%,
12/15/2032 30,922
0.0
49,000  HEICO Corp., 5.250%,
08/01/2028 50,609
0.1
48,000  Hess Corp., 4.300%,
04/01/2027 47,995
0.1
44,000  Hewlett Packard
Enterprise Co.,
4.850%,
10/15/2031 43,923
0.1
48,000  Hewlett Packard
Enterprise Co.,
5.000%,
10/15/2034 47,540
0.1
43,000  Hewlett Packard
Enterprise Co.,
5.600%,
10/15/2054 42,244
0.1
34,000  Home Depot, Inc.,
2.700%,
04/15/2030 31,639
0.0
10,000
(3)
Home Depot, Inc.,
5.400%,
06/25/2064 10,598
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
46,000  Honeywell
International, Inc.,
4.750%,
02/01/2032 $ 47,349
0.1
17,000
(3)
Honeywell
International, Inc.,
5.000%,
03/01/2035 17,702
0.0
30,000  Honeywell
International, Inc.,
5.250%,
03/01/2054 31,313
0.0
30,000  Host Hotels &
Resorts L.P., 5.500%,
04/15/2035 30,447
0.0
22,000  HP, Inc., 2.650%,
06/17/2031 19,462
0.0
31,000  Humana, Inc., 5.375%,
04/15/2031 32,121
0.0
29,000
(2)(3)
Huntington
Bancshares, Inc.,
2.487%,
08/15/2036 23,631
0.0
52,000
(2)
Huntington
Bancshares, Inc.,
5.709%,
02/02/2035 54,154
0.1
42,000
(3)
Huntington Ingalls
Industries, Inc.,
4.200%,
05/01/2030 41,321
0.1
15,000  Hyatt Hotels Corp.,
5.250%,
06/30/2029 15,367
0.0
9,000
(1)
Hyundai Capital
America, 5.400%,
01/08/2031 9,308
0.0
35,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 36,319
0.0
90,000
(1)
Hyundai Capital
America, 6.100%,
09/21/2028 94,994
0.1
32,000
(1)
Hyundai Capital
America, 6.500%,
01/16/2029 34,346
0.0
100,000  IBM International
Capital Pte Ltd.,
4.750%,
02/05/2031 102,536
0.1
10,000  Ingersoll Rand, Inc.,
5.176%,
06/15/2029 10,349
0.0
16,000  Ingersoll Rand, Inc.,
5.400%,
08/14/2028 16,683
0.0
7,000
(3)
Ingersoll Rand, Inc.,
5.450%,
06/15/2034 7,370
0.0
5,000  Ingersoll Rand, Inc.,
5.700%,
08/14/2033 5,359
0.0
18,000  Intel Corp., 2.450%,
11/15/2029 16,207
0.0
37,000  Intel Corp., 5.125%,
02/10/2030 37,815
0.0
7,000  Intel Corp., 5.600%,
02/21/2054 6,827
0.0
2,000  Intel Corp., 5.700%,
02/10/2053 1,972
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
29,000
(3)
Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 $ 25,872
0.0
12,000  Interstate Power and
Light Co., 3.100%,
11/30/2051 8,373
0.0
25,000  Intuit, Inc., 5.200%,
09/15/2033 26,381
0.0
28,000  Intuit, Inc., 5.500%,
09/15/2053 30,117
0.0
42,000  Invitation Homes
Operating Partnership
L.P., 2.000%,
08/15/2031 35,315
0.0
15,000  Invitation Homes
Operating Partnership
L.P., 4.875%,
02/01/2035 14,815
0.0
35,000  John Deere Capital
Corp., 4.400%,
09/08/2031 35,258
0.0
80,000  John Deere Capital
Corp., 4.700%,
06/10/2030 82,453
0.1
30,000  John Deere Capital
Corp., 4.850%,
06/11/2029 30,998
0.0
58,000  John Deere Capital
Corp., 4.900%,
03/07/2031 60,182
0.1
55,000  Johnson & Johnson,
3.625%,
03/03/2037 51,095
0.1
14,000  Johnson & Johnson,
4.950%,
06/01/2034 14,865
0.0
66,000  Jones Lang LaSalle,
Inc., 6.875%,
12/01/2028 71,616
0.1
135,000
(2)
JPMorgan Chase
& Co., 1.470%,
09/22/2027 127,921
0.1
99,000
(2)
JPMorgan Chase
& Co., 1.578%,
04/22/2027 94,870
0.1
8,000
(2)
JPMorgan Chase
& Co., 1.953%,
02/04/2032 6,877
0.0
92,000
(2)
JPMorgan Chase
& Co., 2.069%,
06/01/2029 85,142
0.1
24,000
(2)
JPMorgan Chase
& Co., 2.595%,
02/24/2026 23,766
0.0
78,000
(2)
JPMorgan Chase
& Co., 2.947%,
02/24/2028 75,661
0.1
565,000  JPMorgan Chase
& Co., 2.950%,
10/01/2026 553,848
0.5
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
42,000
(2)
JPMorgan Chase
& Co., 3.702%,
05/06/2030 $ 40,861
0.1
23,000
(2)
JPMorgan Chase
& Co., 4.452%,
12/05/2029 23,112
0.0
25,000
(2)
JPMorgan Chase
& Co., 4.995%,
07/22/2030 25,712
0.0
35,000
(2)
JPMorgan Chase
& Co., 5.294%,
07/22/2035 36,517
0.0
35,000
(2)
JPMorgan Chase
& Co., 5.336%,
01/23/2035 36,597
0.0
42,000
(2)
JPMorgan Chase
& Co., 5.571%,
04/22/2028 43,310
0.1
42,000
(2)
JPMorgan Chase
& Co., 5.581%,
04/22/2030 44,092
0.1
31,000
(2)
JPMorgan Chase
& Co., 5.766%,
04/22/2035 33,418
0.0
10,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 10,560
0.0
34,000  Kenvue, Inc., 4.900%,
03/22/2033 35,207
0.0
21,000  Kenvue, Inc., 5.050%,
03/22/2028 21,736
0.0
17,000  Kenvue, Inc., 5.200%,
03/22/2063 17,473
0.0
16,000  Keurig Dr Pepper, Inc.,
5.050%,
03/15/2029 16,518
0.0
11,000
(2)
KeyCorp, 4.789%,
06/01/2033 10,774
0.0
44,000  Kinder Morgan, Inc.,
5.300%,
12/01/2034 44,711
0.1
12,000
(3)
KLA Corp., 4.700%,
02/01/2034 12,251
0.0
31,000  KLA Corp., 4.950%,
07/15/2052 30,826
0.0
13,000  KLA Corp., 5.250%,
07/15/2062 13,392
0.0
90,000  Kroger Co., 4.900%,
09/15/2031 90,612
0.1
20,000  Kroger Co., 5.500%,
09/15/2054 20,143
0.0
30,000  Kroger Co., 5.650%,
09/15/2064 30,183
0.0
42,000  Kyndryl Holdings, Inc.,
2.700%,
10/15/2028 38,928
0.1
22,000  L3Harris Technologies,
Inc., 5.050%,
06/01/2029 22,672
0.0
35,000  Laboratory Corp. of
America Holdings,
4.550%,
04/01/2032 34,611
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
42,000
(1)(3)
Liberty Utilities Co.,
5.577%,
01/31/2029 $ 43,442
0.1
46,000
(1)
Liberty Utilities Co.,
5.869%,
01/31/2034 48,242
0.1
17,000  Lockheed Martin
Corp., 4.800%,
08/15/2034 17,437
0.0
14,000  Lockheed Martin
Corp., 5.200%,
02/15/2064 14,513
0.0
14,000  Lockheed Martin
Corp., 5.250%,
01/15/2033 14,914
0.0
8,000  Lockheed Martin
Corp., 5.900%,
11/15/2063 9,265
0.0
10,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 10,557
0.0
11,000  Lowe's Cos., Inc.,
5.750%,
07/01/2053 11,620
0.0
8,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 8,487
0.0
30,000  LPL Holdings, Inc.,
5.700%,
05/20/2027 30,670
0.0
30,000  Marriott International,
Inc., 4.800%,
03/15/2030 30,438
0.0
25,000  Marriott International,
Inc., 5.350%,
03/15/2035 25,633
0.0
23,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 24,143
0.0
24,000  McKesson Corp.,
4.250%,
09/15/2029 24,069
0.0
7,000
(3)
Merck & Co., Inc.,
4.500%,
05/17/2033 7,117
0.0
5,000  Meta Platforms, Inc.,
4.650%,
08/15/2062 4,662
0.0
162,000  Meta Platforms, Inc.,
4.750%,
08/15/2034 165,416
0.2
66,000  Meta Platforms, Inc.,
5.400%,
08/15/2054 69,197
0.1
42,000  Meta Platforms, Inc.,
5.750%,
05/15/2063 46,075
0.1
380,000
(1)
Metropolitan Edison
Co., 4.000%,
04/15/2025 377,384
0.4
25,000
(3)
Mid-America
Apartments L.P.,
5.300%,
02/15/2032 26,024
0.0
16,000  MidAmerican
Energy Co., 5.850%,
09/15/2054 17,837
0.0
87,000  Mississippi Power
Co. 12-A, 4.250%,
03/15/2042 77,157
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
19,000
(3)
Mohawk Industries,
Inc., 5.850%,
09/18/2028 $ 20,047
0.0
41,000  Mondelez
International, Inc.,
2.750%,
04/13/2030 38,049
0.1
25,000  Mondelez
International, Inc.,
4.750%,
02/20/2029 25,566
0.0
23,000
(1)
Monongahela
Power Co., 5.850%,
02/15/2034 24,668
0.0
38,000
(2)
Morgan Stanley,
0.985%,
12/10/2026 36,425
0.0
30,000
(2)
Morgan Stanley,
1.512%,
07/20/2027 28,538
0.0
494,000
(2)
Morgan Stanley,
1.593%,
05/04/2027 472,860
0.5
19,000
(2)
Morgan Stanley,
2.484%,
09/16/2036 15,904
0.0
210,000  Morgan Stanley,
3.125%,
07/27/2026 206,359
0.2
21,000
(2)
Morgan Stanley,
3.591%,
07/22/2028 20,580
0.0
25,000
(2)
Morgan Stanley,
5.042%,
07/19/2030 25,697
0.0
82,000
(2)
Morgan Stanley,
5.164%,
04/20/2029 84,310
0.1
42,000
(2)
Morgan Stanley,
5.250%,
04/21/2034 43,394
0.1
35,000
(2)
Morgan Stanley,
5.320%,
07/19/2035 36,359
0.0
14,000
(2)
Morgan Stanley,
5.466%,
01/18/2035 14,644
0.0
14,000
(2)
Morgan Stanley,
5.831%,
04/19/2035 15,044
0.0
25,000
(2)
Morgan Stanley,
5.942%,
02/07/2039 26,258
0.0
15,000
(2)
Morgan Stanley,
5.948%,
01/19/2038 15,730
0.0
86,000
(2)
Morgan Stanley,
6.296%,
10/18/2028 90,940
0.1
22,000  Motorola Solutions,
Inc., 5.000%,
04/15/2029 22,578
0.0
28,000  MPLX L.P., 2.650%,
08/15/2030 25,209
0.0
12,000  MPLX L.P., 5.500%,
06/01/2034 12,334
0.0
267,000  National Rural Utilities
Cooperative Finance
Corp., 3.900%,
11/01/2028 264,312
0.3
27,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 26,495
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
24,000  National Rural Utilities
Cooperative Finance
Corp., 5.000%,
02/07/2031 $ 25,109
0.0
37,000  National Rural Utilities
Cooperative Finance
Corp., 5.000%,
08/15/2034 37,973
0.1
4,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 4,336
0.0
8,000  Nevada Power Co.,
6.000%,
03/15/2054 8,861
0.0
19,000
(1)
Niagara Mohawk
Power Corp., 5.664%,
01/17/2054 19,731
0.0
30,000  Nordson Corp.,
4.500%,
12/15/2029 30,131
0.0
13,000  Norfolk Southern
Corp., 2.550%,
11/01/2029 12,033
0.0
20,000  Norfolk Southern
Corp., 5.050%,
08/01/2030 20,830
0.0
10,000  Norfolk Southern
Corp., 5.550%,
03/15/2034 10,734
0.0
19,000  Norfolk Southern
Corp., 5.950%,
03/15/2064 21,073
0.0
7,000  Northern States
Power Co., 5.650%,
06/15/2054 7,593
0.0
10,000  NSTAR Electric Co.,
5.400%,
06/01/2034 10,563
0.0
107,000
(1)
Nuveen LLC, 5.550%,
01/15/2030 112,081
0.1
16,000  Occidental Petroleum
Corp., 5.375%,
01/01/2032 16,233
0.0
12,000  Occidental Petroleum
Corp., 6.050%,
10/01/2054 12,193
0.0
40,000  Occidental Petroleum
Corp., 6.125%,
01/01/2031 42,237
0.1
21,000  Occidental Petroleum
Corp., 6.200%,
03/15/2040 21,819
0.0
5,000  Occidental Petroleum
Corp., 6.600%,
03/15/2046 5,384
0.0
10,000  OGE Energy Corp.,
5.450%,
05/15/2029 10,420
0.0
30,000  Old Republic
International Corp.,
5.750%,
03/28/2034 31,483
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
20,000
(1)(3)
Oncor Electric Delivery
Co. LLC, 5.550%,
06/15/2054 $ 21,304
0.0
15,000
(3)
ONE Gas, Inc.,
5.100%,
04/01/2029 15,546
0.0
222,000  Oracle Corp., 2.800%,
04/01/2027 214,994
0.2
44,000  Oracle Corp., 3.800%,
11/15/2037 38,950
0.1
22,000  Oracle Corp., 4.700%,
09/27/2034 21,951
0.0
30,000  Oracle Corp., 5.375%,
09/27/2054 30,004
0.0
17,000  Oracle Corp., 5.500%,
09/27/2064 16,948
0.0
31,000  Oracle Corp., 6.150%,
11/09/2029 33,548
0.0
46,000  O'Reilly Automotive,
Inc., 3.600%,
09/01/2027 45,275
0.1
91,000
(3)
O'Reilly Automotive,
Inc., 4.350%,
06/01/2028 91,328
0.1
30,000  O'Reilly Automotive,
Inc., 5.000%,
08/19/2034 30,374
0.0
13,000  Ovintiv, Inc., 5.650%,
05/15/2028 13,417
0.0
10,000  Ovintiv, Inc., 7.100%,
07/15/2053 11,280
0.0
10,000  Pacific Gas and
Electric Co., 4.250%,
03/15/2046 8,263
0.0
8,000  Pacific Gas and
Electric Co., 4.300%,
03/15/2045 6,699
0.0
13,000  Pacific Gas and
Electric Co., 4.450%,
04/15/2042 11,328
0.0
5,000
(3)
Paramount Global,
4.950%,
05/19/2050 3,831
0.0
10,000  Paramount Global,
5.850%,
09/01/2043 8,726
0.0
40,000  PayPal Holdings, Inc.,
5.150%,
06/01/2034 41,743
0.1
10,000  PECO Energy Co.,
4.900%,
06/15/2033 10,266
0.0
24,000
(1)
Pennsylvania
Electric Co., 5.150%,
03/30/2026 24,220
0.0
53,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
07/01/2029 54,605
0.1
95,000
(1)(3)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 98,158
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
24,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 6.200%,
06/15/2030 $ 25,924
0.0
36,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 36,921
0.0
16,000  Philip Morris
International, Inc.,
5.250%,
02/13/2034 16,622
0.0
63,000  Phillips 66, 3.850%,
04/09/2025 62,686
0.1
55,000
(2)
PNC Financial
Services Group, Inc.,
5.401%,
07/23/2035 57,376
0.1
77,000
(2)
PNC Financial
Services Group, Inc.,
5.492%,
05/14/2030 80,481
0.1
18,000
(2)
PNC Financial
Services Group, Inc.,
6.037%,
10/28/2033 19,459
0.0
23,000
(2)
PNC Financial
Services Group,
Inc. W, 6.250%,
12/31/2199 23,414
0.0
18,000  Prologis L.P., 2.250%,
01/15/2032 15,487
0.0
5,000  Prologis L.P., 5.250%,
03/15/2054 5,083
0.0
62,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 63,883
0.1
10,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.500%,
04/01/2034 10,477
0.0
2,000  Public Service Electric
and Gas Co., 3.800%,
03/01/2046 1,673
0.0
20,000  Public Service Electric
and Gas Co., 5.200%,
08/01/2033 21,072
0.0
14,000  Public Service Electric
and Gas Co., 5.200%,
03/01/2034 14,698
0.0
72,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 63,142
0.1
66,000  Public Service
Enterprise Group, Inc.,
5.200%,
04/01/2029 68,443
0.1
18,000  Puget Sound Energy,
Inc., 3.250%,
09/15/2049 13,051
0.0
31,000  QUALCOMM, Inc.,
6.000%,
05/20/2053 35,157
0.0
31,000  Quanta Services, Inc.,
5.250%,
08/09/2034 31,710
0.0
10,000
(3)
Quest Diagnostics,
Inc., 2.800%,
06/30/2031 9,021
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
10,000  Quest Diagnostics,
Inc., 2.950%,
06/30/2030 $ 9,278
0.0
45,000  Quest Diagnostics,
Inc., 4.625%,
12/15/2029 45,563
0.1
25,000  Quest Diagnostics,
Inc., 5.000%,
12/15/2034 25,330
0.0
16,000  Quest Diagnostics,
Inc., 6.400%,
11/30/2033 17,893
0.0
62,000  Raytheon
Technologies Corp.,
4.500%,
06/01/2042 57,711
0.1
23,000  Realty Income Corp.,
5.125%,
02/15/2034 23,530
0.0
53,000
(2)
Regions Financial
Corp., 5.502%,
09/06/2035 53,955
0.1
62,000
(2)
Regions Financial
Corp., 5.722%,
06/06/2030 64,249
0.1
15,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 12,649
0.0
6,000  Reynolds American,
Inc., 5.850%,
08/15/2045 6,006
0.0
10,000
(1)
RGA Global Funding,
5.448%,
05/24/2029 10,416
0.0
23,000  Ross Stores, Inc.,
4.700%,
04/15/2027 23,185
0.0
42,000  Royalty Pharma PLC,
2.200%,
09/02/2030 36,790
0.0
20,000  Royalty Pharma PLC,
5.150%,
09/02/2029 20,521
0.0
24,000  Ryder System, Inc.,
4.950%,
09/01/2029 24,485
0.0
27,000  Ryder System, Inc.,
5.250%,
06/01/2028 27,879
0.0
4,000  Ryder System, Inc.,
5.375%,
03/15/2029 4,154
0.0
32,000  Ryder System, Inc.,
5.500%,
06/01/2029 33,387
0.0
19,000  Ryder System, Inc.,
6.600%,
12/01/2033 21,215
0.0
13,000  S&P Global, Inc.,
1.250%,
08/15/2030 11,098
0.0
48,000  S&P Global, Inc.,
2.700%,
03/01/2029 45,314
0.1
27,000
(1)
Schlumberger
Holdings Corp.,
5.000%,
11/15/2029 27,884
0.0
52,000
(1)
Sealed Air Corp.,
1.573%,
10/15/2026 48,837
0.1
50,000
(2)
Sempra, 6.400%,
10/01/2054 50,219
0.1
30,000
(1)
Solventum Corp.,
5.450%,
03/13/2031 30,938
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
23,000
(1)
Solventum Corp.,
5.600%,
03/23/2034 $ 23,827
0.0
8,000
(1)(3)
Solventum Corp.,
5.900%,
04/30/2054 8,293
0.0
20,000  Sonoco Products Co.,
4.600%,
09/01/2029 19,909
0.0
20,000  Southern California
Edison Co., 5.450%,
06/01/2031 21,171
0.0
14,000  Southern California
Gas Co., 5.200%,
06/01/2033 14,576
0.0
36,000  Southern Co., 5.113%,
08/01/2027 36,846
0.0
35,000  Southern Co. Gas
Capital Corp., 4.950%,
09/15/2034 35,382
0.0
13,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 13,427
0.0
15,000  Southwestern Public
Service Co., 6.000%,
06/01/2054 16,429
0.0
90,000  Sprint Capital Corp.,
6.875%,
11/15/2028 98,334
0.1
100,000  Sprint Capital Corp.,
8.750%,
03/15/2032 124,151
0.1
30,000
(2)
State Street Corp.,
5.684%,
11/21/2029 31,671
0.0
60,000
(2)
State Street Corp.,
6.123%,
11/21/2034 65,547
0.1
16,000
(2)
State Street Corp. J,
6.700%,
12/31/2199 16,605
0.0
39,000  Sun Communities
Operating L.P.,
5.500%,
01/15/2029 40,172
0.1
20,000  Take-Two Interactive
Software, Inc.,
5.400%,
06/12/2029 20,732
0.0
8,000  Targa Resources
Corp., 4.200%,
02/01/2033 7,580
0.0
10,000  Targa Resources
Corp., 5.500%,
02/15/2035 10,303
0.0
10,000
(1)
Teachers Insurance
& Annuity Association
of America, 3.300%,
05/15/2050 7,323
0.0
42,000  Teledyne FLIR LLC,
2.500%,
08/01/2030 37,549
0.0
29,000  Texas Instruments,
Inc., 5.050%,
05/18/2063 29,125
0.0
71,000  Thermo Fisher
Scientific, Inc.,
4.977%,
08/10/2030 74,029
0.1
13,000
(3)
Thermo Fisher
Scientific, Inc.,
5.404%,
08/10/2043 13,842
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
27,000  Time Warner Cable
LLC, 5.500%,
09/01/2041 $ 23,423
0.0
24,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 23,346
0.0
37,000  T-Mobile USA, Inc.,
5.750%,
01/15/2054 39,358
0.1
13,000  T-Mobile USA, Inc.,
6.000%,
06/15/2054 14,334
0.0
25,000  Toyota Motor Credit
Corp., 4.550%,
08/09/2029 25,410
0.0
37,000  Toyota Motor Credit
Corp., 5.550%,
11/20/2030 39,545
0.1
10,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 9,370
0.0
25,000
(2)
Truist Financial Corp.,
4.916%,
07/28/2033 24,524
0.0
11,000
(2)
Truist Financial Corp.,
5.122%,
01/26/2034 11,125
0.0
96,000
(2)
Truist Financial Corp.,
5.435%,
01/24/2030 99,388
0.1
55,000
(2)
Truist Financial Corp.,
5.867%,
06/08/2034 58,492
0.1
55,000  Tucson Electric
Power Co., 5.200%,
09/15/2034 56,303
0.1
27,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 28,047
0.0
15,000  Uber Technologies,
Inc., 4.800%,
09/15/2034 14,989
0.0
20,000  Uber Technologies,
Inc., 5.350%,
09/15/2054 19,848
0.0
7,000  Union Pacific Corp.,
3.750%,
02/05/2070 5,309
0.0
9,000  Union Pacific Corp.,
4.050%,
11/15/2045 7,870
0.0
50,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 38,302
0.1
25,000  UnitedHealth Group,
Inc., 3.050%,
05/15/2041 19,748
0.0
45,000  UnitedHealth Group,
Inc., 4.950%,
01/15/2032 46,555
0.1
17,000  UnitedHealth Group,
Inc., 5.000%,
04/15/2034 17,559
0.0
12,000  UnitedHealth Group,
Inc., 5.050%,
04/15/2053 11,927
0.0
20,000  UnitedHealth Group,
Inc., 5.150%,
07/15/2034 20,882
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
18,000  UnitedHealth Group,
Inc., 5.200%,
04/15/2063 $ 18,032
0.0
14,000  UnitedHealth Group,
Inc., 5.375%,
04/15/2054 14,565
0.0
14,000  UnitedHealth Group,
Inc., 5.500%,
04/15/2064 14,651
0.0
15,000  Universal Health
Services, Inc.,
4.625%,
10/15/2029 14,912
0.0
19,728  US Airways Pass
Through Trust 2012-1,
A, 5.900%,
04/01/2026 19,728
0.0
38,000
(2)
US Bancorp, 5.384%,
01/23/2030 39,472
0.1
121,000  Utah Acquisition
Sub, Inc., 3.950%,
06/15/2026 119,858
0.1
16,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 13,653
0.0
14,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 12,505
0.0
96,000  Verizon
Communications, Inc.,
4.125%,
08/15/2046 82,781
0.1
38,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 37,126
0.0
16,000  Verizon
Communications, Inc.,
5.500%,
02/23/2054 16,785
0.0
72,000  Viatris, Inc., 2.700%,
06/22/2030 64,003
0.1
8,000  Viatris, Inc., 3.850%,
06/22/2040 6,234
0.0
74,000  VMware, Inc., 1.400%,
08/15/2026 70,144
0.1
48,000  Walmart, Inc., 4.000%,
04/15/2030 48,584
0.1
71,000  Warnermedia
Holdings, Inc.,
3.755%,
03/15/2027 68,668
0.1
8,000  Warnermedia
Holdings, Inc.,
5.050%,
03/15/2042 6,535
0.0
12,000  Warnermedia
Holdings, Inc.,
5.141%,
03/15/2052 9,263
0.0
2,000  Warnermedia
Holdings, Inc.,
5.391%,
03/15/2062 1,534
0.0
9,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 9,040
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
13,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 $ 13,349
0.0
42,000
(2)
Wells Fargo & Co.,
2.164%,
02/11/2026 41,548
0.1
312,000  Wells Fargo & Co.,
3.000%,
10/23/2026 305,015
0.3
26,000
(2)
Wells Fargo & Co.,
3.526%,
03/24/2028 25,513
0.0
21,000
(2)
Wells Fargo & Co.,
3.584%,
05/22/2028 20,596
0.0
40,000
(2)
Wells Fargo & Co.,
4.540%,
08/15/2026 39,940
0.1
38,000
(2)
Wells Fargo & Co.,
5.389%,
04/24/2034 39,432
0.1
11,000  Western Midstream
Operating L.P.,
5.450%,
11/15/2034 11,032
0.0
42,000  Westinghouse Air
Brake Technologies
Corp., 4.700%,
09/15/2028 42,545
0.1
8,000  Westlake Corp.,
3.125%,
08/15/2051 5,417
0.0
21,000  Weyerhaeuser Co.,
4.750%,
05/15/2026 21,143
0.0
10,000  Williams Cos., Inc.,
4.900%,
03/15/2029 10,164
0.0
17,000  Willis North America,
Inc., 5.900%,
03/05/2054 17,856
0.0
15,000  Wisconsin Power and
Light Co., 5.375%,
03/30/2034 15,710
0.0
17,000  WW Grainger, Inc.,
4.450%,
09/15/2034 16,987
0.0
25,000  Zimmer Biomet
Holdings, Inc.,
5.200%,
09/15/2034 25,469
0.0
26,000  Zimmer Biomet
Holdings, Inc.,
5.350%,
12/01/2028 26,994
0.0
21,200,880
19.6
Total Corporate
Bonds/Notes
(Cost $23,472,306)
23,543,494
21.7
SOVEREIGN BONDS : 17.6%
Australia : 0.3%
AUD
558,000
(1)
Queensland Treasury
Corp.,
1.750
%,
07/20/2034 295,517
0.3
Belgium : 0.8%
786,000
(1)
Kingdom of Belgium
Government
International Bond,
4.875
%,
06/10/2055 818,348
0.8

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Brazil : 0.5%
BRL
650,000  Brazil Notas do
Tesouro Nacional
Serie B NTNB,
6.000
%,
08/15/2050 $ 492,507
0.5
Canada : 0.8%
CAD
575,000  Canadian Government
Bond 000A,
2.000
%,
12/01/2051 336,603
0.3
571,000  Province of British
Columbia Canada,
4.200
%,
07/06/2033 574,733
0.5
911,336
0.8
China : 10.7%
CNY
1,400,000  China Government
Bond INBK,
2.520
%,
08/25/2033 205,111
0.2
CNY
13,660,000  China Government
Bond INBK,
2.850
%,
06/04/2027 2,007,921
1.9
CNY
4,500,000  China Government
Bond INBK,
2.880
%,
02/25/2033 678,115
0.6
CNY
6,880,000  China Government
Bond INBK,
3.250
%,
06/06/2026 1,008,975
0.9
CNY
29,640,000  China Government
Bond INBK,
3.250
%,
11/22/2028 4,492,141
4.1
CNY
12,880,000  China Government
Bond INBK,
3.290
%,
05/23/2029 1,956,679
1.8
CNY
1,270,000  China Government
Bond INBK,
3.320
%,
04/15/2052 215,564
0.2
CNY
1,780,000  China Government
Bond INBK,
4.080
%,
10/22/2048 331,660
0.3
CNY
4,120,000  China Government
Bond SH,
2.690
%,
08/15/2032 610,014
0.6
CNY
550,000  China Government
Bond SZ,
3.190
%,
04/15/2053 92,020
0.1
11,598,200
10.7
Czechia : 0.2%
CZK
3,950,000  Czech Republic
Government Bond
105,
2.750
%,
07/23/2029 169,763
0.2
Germany : 0.3%
EUR
30,000  Bundesrepublik
Deutschland
Bundesanleihe,
0.500
%,
02/15/2028 31,934
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Germany: (continued)
EUR
200,000  Bundesrepublik
Deutschland
Bundesanleihe,
1.250
%,
08/15/2048 $ 174,688
0.2
EUR
120,000  Bundesrepublik
Deutschland
Bundesanleihe,
2.730
%,
08/15/2026 128,749
0.1
335,371
0.3
Indonesia : 0.4%
IDR
6,452,000,000  Indonesia Treasury
Bond FR79,
8.375
%,
04/15/2039 489,076
0.4
Italy : 0.4%
EUR
438,000
(1)
Italy Buoni Poliennali
Del Tesoro 30Y,
3.850
%,
09/01/2049 478,442
0.4
Malaysia : 0.4%
MYR
1,864,000  Malaysia Government
Bond 0419,
3.828
%,
07/05/2034 456,518
0.4
Poland : 0.2%
PLN
650,000
(3)
Republic of Poland
Government Bond
0728,
7.500
%,
07/25/2028 184,549
0.2
Spain : 1.7%
EUR
870,000
(1)
Spain Government
Bond,
1.450
%,
04/30/2029 929,170
0.9
EUR
908,000
(1)
Spain Government
Bond 30Y,
2.700
%,
10/31/2048 873,961
0.8
1,803,131
1.7
Supranational : 0.4%
400,000
(4)
European Bank
for Reconstruction
& Development,
20.000
%,
03/19/2025 442,946
0.4
Thailand : 0.5%
THB
17,994,000  Thailand Government
Bond,
2.875
%,
12/17/2028 574,086
0.5
Total Sovereign Bonds
(Cost $19,225,332)
19,049,790
17.6
COLLATERALIZED MORTGAGE OBLIGATIONS : 14.1%
Mexico : 0.0%
21,057
(4)
Su Casita 2006-1U A,
6.100%,
09/25/2035 1,050
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States : 14.1%
108,219
(2)
Adjustable Rate
Mortgage Trust
2006-2 1A1, 4.792%,
05/25/2036 $ 95,592
0.1
32,356
(2)
Alternative Loan Trust
2005-53T2 2A6,
5.469%, (TSFR1M +
0.614%),
11/25/2035 17,335
0.0
57,572  Alternative Loan
Trust 2006-13T1 A9,
6.000%,
05/25/2036 29,291
0.0
123,951  Banc of America
Funding Trust 2005-
1 1A1, 5.500%,
02/25/2035 121,164
0.1
12,914  CHL Mortgage Pass-
Through Trust 2005-
17 1A8, 5.500%,
09/25/2035 12,628
0.0
24,787  CHL Mortgage
Pass-Through Trust
2005-J4 A7, 5.500%,
11/25/2035 20,606
0.0
174,898  CHL Mortgage
Pass-Through Trust
2007-7 A7, 5.750%,
06/25/2037 86,066
0.1
22,395
(2)
Citigroup Mortgage
Loan Trust, Inc.
2005-2 1A3, 6.255%,
05/25/2035 21,566
0.0
137,099  CitiMortgage
Alternative Loan Trust
Series 2006-A3 1A7,
6.000%,
07/25/2036 126,617
0.1
338,984
(1)(2)
COLT Mortgage Loan
Trust 2021-2 A1,
0.924%,
08/25/2066 283,869
0.3
199,333
(1)(2)
COLT Mortgage Loan
Trust 2021-3 A1,
0.956%,
09/27/2066 165,685
0.2
3,864
(5)
Fannie Mae Interest
Strip 294 2, 7.000%,
02/25/2028 310
0.0
57,381
(5)
Fannie Mae Interest
Strip 319 2, 6.500%,
02/25/2032 8,640
0.0
18,571
(5)
Fannie Mae Interest
Strip 328 2, 6.000%,
12/25/2032 2,762
0.0
8,822
(5)
Fannie Mae Interest
Strip 331 5, 6.000%,
02/25/2033 1,263
0.0
10,721
(5)
Fannie Mae Interest
Strip 332 2, 6.000%,
03/25/2033 1,703
0.0
8,492
(5)
Fannie Mae Interest
Strip 334 12, 6.000%,
03/25/2033 1,260
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
11,122
(5)
Fannie Mae Interest
Strip 338 2, 5.500%,
07/25/2033 $ 1,721
0.0
4,853
(5)
Fannie Mae Interest
Strip 356 10, 5.500%,
06/25/2035 791
0.0
4,785
(5)
Fannie Mae Interest
Strip 364 15, 6.000%,
09/25/2035 703
0.0
169,920
(5)
Fannie Mae Interest
Strip 418 5, 3.500%,
08/25/2043 25,111
0.0
223,704
(2)(5)
Fannie Mae Interest
Strip 418 80, 3.500%,
08/25/2033 20,277
0.0
102,477
(5)
Fannie Mae Interest
Strip 424 C14,
4.000%,
01/25/2048 17,343
0.0
1,445  Fannie Mae REMIC
Trust 1999-14 MB,
6.500%,
04/25/2029 1,460
0.0
3,197  Fannie Mae REMIC
Trust 2001-80 ZB,
6.000%,
01/25/2032 3,292
0.0
18,966
(2)(5)
Fannie Mae REMIC
Trust 2002-
12 SB, 2.355%,
(-1.000*SOFR30A +
7.636%),
07/25/2031 1,726
0.0
12,797
(2)(5)
Fannie Mae REMIC
Trust 2002-
2 SW, 2.355%,
(-1.000*SOFR30A +
7.636%),
02/25/2032 1,247
0.0
4,968  Fannie Mae REMIC
Trust 2002-21 PE,
6.500%,
04/25/2032 5,213
0.0
2,088
(2)
Fannie Mae REMIC
Trust 2002-29 F,
6.395%, (SOFR30A +
1.114%),
04/25/2032 2,113
0.0
4,652
(2)(5)
Fannie Mae REMIC
Trust 2002-
41 S, 2.555%,
(-1.000*SOFR30A +
7.836%),
07/25/2032 306
0.0
643
(2)
Fannie Mae REMIC
Trust 2002-64 FJ,
6.395%, (SOFR30A +
1.114%),
04/25/2032 648
0.0
1,464
(2)
Fannie Mae REMIC
Trust 2002-68 FH,
5.956%, (SOFR30A +
0.614%),
10/18/2032 1,459
0.0
226,778
(2)(5)
Fannie Mae REMIC
Trust 2002-
77 JS, 2.544%,
(-1.000*SOFR30A +
7.886%),
12/18/2032 23,053
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
6,008
(2)
Fannie Mae REMIC
Trust 2002-84 FB,
6.395%, (SOFR30A +
1.114%),
12/25/2032 $ 6,081
0.0
6,007
(2)
Fannie Mae REMIC
Trust 2003-11 FA,
6.395%, (SOFR30A +
1.114%),
09/25/2032 6,080
0.0
1,236
(2)
Fannie Mae REMIC
Trust 2003-116 FA,
5.795%, (SOFR30A +
0.514%),
11/25/2033 1,233
0.0
8,056
(5)
Fannie Mae REMIC
Trust 2003-13 IO,
7.000%,
03/25/2033 1,291
0.0
8,417
(5)
Fannie Mae REMIC
Trust 2003-26 IK,
7.000%,
04/25/2033 1,528
0.0
156,278
(2)(5)
Fannie Mae REMIC
Trust 2004-
56 SE, 2.155%,
(-1.000*SOFR30A +
7.436%),
10/25/2033 16,670
0.0
9,452
(2)
Fannie Mae REMIC
Trust 2005-
25 PS, 4.424%,
(-1.000*SOFR30A +
27.656%),
04/25/2035 11,891
0.0
2,710
(2)(5)
Fannie Mae REMIC
Trust 2005-
40 SB, 1.355%,
(-1.000*SOFR30A +
6.636%),
05/25/2035 117
0.0
1  Fannie Mae REMIC
Trust 2005-71 DB,
4.500%,
08/25/2025 1
0.0
61,329
(2)
Fannie Mae REMIC
Trust 2005-
74 DK, 2.422%,
(-1.000*SOFR30A +
23.542%),
07/25/2035 64,979
0.1
142,434
(2)
Fannie Mae REMIC
Trust 2005-
87 SB, 4.053%,
(-1.000*SOFR30A +
23.414%),
10/25/2035 158,231
0.2
69,588
(2)
Fannie Mae REMIC
Trust 2006-
104 ES, 6.477%,
(-1.000*SOFR30A +
32.878%),
11/25/2036 95,857
0.1
5,960
(2)
Fannie Mae REMIC
Trust 2006-
11 PS, 4.786%,
(-1.000*SOFR30A +
24.147%),
03/25/2036 7,379
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
11,795
(2)
Fannie Mae REMIC
Trust 2006-
46 SW, 4.420%,
(-1.000*SOFR30A +
23.779%),
06/25/2036 $ 14,004
0.0
2,787,527
(2)(5)
Fannie Mae REMIC
Trust 2006-
51 SA, 1.175%,
(-1.000*SOFR30A +
6.456%),
06/25/2036 249,167
0.2
22,653
(2)(5)
Fannie Mae REMIC
Trust 2006-
90 SX, 1.835%,
(-1.000*SOFR30A +
7.116%),
09/25/2036 1,696
0.0
3,114,479
(2)(5)
Fannie Mae REMIC
Trust 2007-
116 DI, 0.545%,
(-1.000*SOFR30A +
5.826%),
01/25/2038 284,292
0.3
20,412
(2)(5)
Fannie Mae REMIC
Trust 2007-
88 XI, 1.145%,
(-1.000*SOFR30A +
6.426%),
06/25/2037 2,083
0.0
172,683
(2)(5)
Fannie Mae REMIC
Trust 2007-
89 SB, 1.155%,
(-1.000*SOFR30A +
6.436%),
09/25/2037 16,481
0.0
562,025
(2)(5)
Fannie Mae REMIC
Trust 2007-
94 SG, 1.055%,
(-1.000*SOFR30A +
6.336%),
10/25/2037 56,408
0.1
248,774
(2)
Fannie Mae REMIC
Trust 2010-
109 SN, 0.890%,
(-1.000*SOFR30A +
24.428%),
10/25/2040 273,252
0.3
137,152  Fannie Mae REMIC
Trust 2010-155 PL,
5.000%,
07/25/2040 136,634
0.1
1,119,819
(2)(5)
Fannie Mae REMIC
Trust 2011-
55 SK, 1.165%,
(-1.000*SOFR30A +
6.446%),
06/25/2041 124,954
0.1
787,269
(2)(5)
Fannie Mae REMIC
Trust 2011-
86 NS, 0.555%,
(-1.000*SOFR30A +
5.836%),
09/25/2041 59,553
0.1
219,805
(2)(5)
Fannie Mae REMIC
Trust 2012-
10 US, 1.055%,
(-1.000*SOFR30A +
6.336%),
02/25/2042 27,864
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
348,777
(5)
Fannie Mae REMIC
Trust 2012-110 JI,
4.000%,
06/25/2042 $ 47,151
0.0
1,063,857
(2)(5)
Fannie Mae REMIC
Trust 2012-
133 PS, 0.805%,
(-1.000*SOFR30A +
6.086%),
03/25/2042 82,032
0.1
911,969
(5)
Fannie Mae REMIC
Trust 2012-138 DI,
3.000%,
12/25/2027 21,926
0.0
918,029
(2)(5)
Fannie Mae REMIC
Trust 2012-
144 SB, 0.705%,
(-1.000*SOFR30A +
5.986%),
01/25/2043 113,201
0.1
452,014
(2)(5)
Fannie Mae REMIC
Trust 2012-
27 SB, 0.585%,
(-1.000*SOFR30A +
5.866%),
11/25/2041 24,674
0.0
500,583
(5)
Fannie Mae REMIC
Trust 2013-64 LI,
3.000%,
06/25/2033 40,040
0.0
7,296,775
(2)(5)
Fannie Mae REMIC
Trust 2019-
15 SA, 0.605%,
(-1.000*SOFR30A +
5.886%),
04/25/2049 878,941
0.8
1,881,185
(5)
Fannie Mae REMIC
Trust 2020-3 DI,
3.500%,
02/25/2050 333,318
0.3
13,058,199
(5)
Fannie Mae REMIC
Trust 2021-4 IN,
2.500%,
02/25/2051 1,679,706
1.6
3,162  Freddie Mac REMIC
Trust 1897 K,
7.000%,
09/15/2026 3,171
0.0
1,577
(5)
Freddie Mac REMIC
Trust 2035 PE,
7.000%,
03/15/2028 120
0.0
9,971
(5)
Freddie Mac REMIC
Trust 2049 PL,
7.000%,
04/15/2028 816
0.0
5,188
(2)
Freddie Mac REMIC
Trust 2122 F,
5.907%, (SOFR30A +
0.564%),
02/15/2029 5,173
0.0
6,830
(2)(5)
Freddie Mac
REMIC Trust
2134 SB, 2.243%,
(-1.000*SOFR30A +
7.586%),
03/15/2029 204
0.0
14,469
(2)(5)
Freddie Mac
REMIC Trust
2136 SG, 2.193%,
(-1.000*SOFR30A +
7.536%),
03/15/2029 706
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
14,026
(2)(5)
Freddie Mac
REMIC Trust
2177 SB, 3.493%,
(-1.000*SOFR30A +
8.836%),
08/15/2029 $ 677
0.0
3,523
(2)
Freddie Mac REMIC
Trust 2344 FP,
6.407%, (SOFR30A +
1.064%),
08/15/2031 3,564
0.0
1,565
(2)
Freddie Mac REMIC
Trust 2412 GF,
6.407%, (SOFR30A +
1.064%),
02/15/2032 1,581
0.0
10,998  Freddie Mac REMIC
Trust 2415 ZA,
6.500%,
02/15/2032 11,562
0.0
1,959
(2)
Freddie Mac REMIC
Trust 2464 FI,
6.457%, (SOFR30A +
1.114%),
02/15/2032 1,976
0.0
2,009
(2)
Freddie Mac REMIC
Trust 2470 LF,
6.457%, (SOFR30A +
1.114%),
02/15/2032 2,033
0.0
2,766
(2)
Freddie Mac REMIC
Trust 2471 FD,
6.457%, (SOFR30A +
1.114%),
03/15/2032 2,799
0.0
2,248
(2)
Freddie Mac REMIC
Trust 2504 FP,
5.957%, (SOFR30A +
0.614%),
03/15/2032 2,239
0.0
7,917
(2)
Freddie Mac REMIC
Trust 2551 LF,
5.957%, (SOFR30A +
0.614%),
01/15/2033 7,919
0.0
105,751  Freddie Mac REMIC
Trust 2750 XG,
5.000%,
02/15/2034 108,613
0.1
93,128  Freddie Mac REMIC
Trust 2890 PE,
5.000%,
11/15/2034 95,773
0.1
17,982
(2)
Freddie Mac
REMIC Trust
3001 HT, 8.000%,
(-1.000*SOFR30A +
43.903%),
05/15/2035 18,949
0.0
11,641
(2)(5)
Freddie Mac
REMIC Trust
3004 SB, 0.693%,
(-1.000*SOFR30A +
6.036%),
07/15/2035 448
0.0
4,373
(2)
Freddie Mac
REMIC Trust
3025 SJ, 4.743%,
(-1.000*SOFR30A +
24.330%),
08/15/2035 5,492
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
366,492
(2)(5)
Freddie Mac
REMIC Trust
3223 S, 0.493%,
(-1.000*SOFR30A +
5.836%),
10/15/2036 $ 29,305
0.0
2,613,838
(2)(5)
Freddie Mac
REMIC Trust
3502 DL, 0.543%,
(-1.000*SOFR30A +
5.886%),
01/15/2039 240,387
0.2
762,729
(2)(5)
Freddie Mac
REMIC Trust
3505 SA, 0.543%,
(-1.000*SOFR30A +
5.886%),
01/15/2039 67,588
0.1
4,908,822
(2)(5)
Freddie Mac
REMIC Trust
3582 SL, 0.693%,
(-1.000*SOFR30A +
6.036%),
10/15/2039 483,773
0.5
869,124
(2)(5)
Freddie Mac
REMIC Trust
3702 S, 9.646%,
(-1.000*SOFR30A +
4.336%),
05/15/2036 32,078
0.0
245,585
(2)(5)
Freddie Mac
REMIC Trust
3925 SD, 0.593%,
(-1.000*SOFR30A +
5.936%),
07/15/2040 6,462
0.0
319,267
(5)
Freddie Mac REMIC
Trust 4120 IK,
3.000%,
10/15/2032 24,878
0.0
2,556,579
(2)(5)
Freddie Mac
REMIC Trust
4136 LS, 0.693%,
(-1.000*SOFR30A +
6.036%),
11/15/2042 300,058
0.3
304,467
(2)(5)
Freddie Mac
REMIC Trust 4136
SW, 0.793%,
(-1.000*SOFR30A +
6.136%),
11/15/2032 18,412
0.0
219,835
(5)
Freddie Mac REMIC
Trust 4161 CI,
4.000%,
02/15/2043 31,384
0.0
3,343,977
(5)
Freddie Mac REMIC
Trust 4194 GI,
4.000%,
04/15/2043 530,489
0.5
686,853
(5)
Freddie Mac REMIC
Trust 4624 BI,
5.500%,
04/15/2036 125,894
0.1
500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 M1B, 7.130%,
(SOFR30A + 1.850%),
01/25/2042 507,317
0.5
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
300,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M1B, 7.680%,
(SOFR30A + 2.400%),
02/25/2042 $ 307,202
0.3
500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M2, 9.030%,
(SOFR30A + 3.750%),
02/25/2042 525,949
0.5
600,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
HQA1 M2, 10.530%,
(SOFR30A + 5.250%),
03/25/2042 650,855
0.6
127,921
(2)
Ginnie Mae 2007-
8 SP, 5.592%,
(-1.000*TSFR1M +
21.677%),
03/20/2037 157,796
0.2
631,888
(2)(5)
Ginnie Mae 2010-
68 MS, 0.775%,
(-1.000*TSFR1M +
5.736%),
06/20/2040 62,817
0.1
360,701
(2)(5)
Ginnie Mae 2012-
97 SC, 1.489%,
(-1.000*TSFR1M +
6.586%),
07/16/2041 24,214
0.0
5,900,705
(2)(5)
Ginnie Mae 2014-
133 BS, 0.525%,
(-1.000*TSFR1M +
5.486%),
09/20/2044 539,510
0.5
76,919
(2)
GreenPoint Mortgage
Funding Trust 2006-
AR3 4A1, 5.389%,
(TSFR1M + 0.534%),
04/25/2036 67,801
0.1
8,613
(1)(2)
GS Mortgage-Backed
Securities Corp.
Trust 2019-PJ2 A1,
4.000%,
11/25/2049 8,265
0.0
5,345
(1)(2)
GS Mortgage-Backed
Securities Corp.
Trust 2019-PJ3 A1,
3.500%,
03/25/2050 5,078
0.0
447,046
(1)(2)
GS Mortgage-Backed
Securities Corp.
Trust 2020-PJ3 B1A,
3.421%,
10/25/2050 395,452
0.4
170,262
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ1 A4, 2.500%,
05/28/2052 141,603
0.1
353,461
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ6 A24, 3.000%,
01/25/2053 306,012
0.3
503,555
(1)(2)
GS Mortgage-Backed
Securities Trust 2023-
PJ2 A16, 5.500%,
05/25/2053 506,498
0.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
2,152
(2)
GSR Mortgage Loan
Trust 2005-AR6 1A4,
6.609%,
09/25/2035 $ 2,176
0.0
311,559
(2)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 1A1B,
5.389%, (TSFR1M +
0.534%),
04/25/2046 278,507
0.3
345,179
(1)(2)
J.P. Morgan Mortgage
Trust 2022-6 A3,
3.000%,
11/25/2052 303,676
0.3
781,863
(1)(2)
J.P. Morgan Mortgage
Trust 2023-2 A3A,
5.000%,
07/25/2053 774,124
0.7
260,231
(2)
JP Morgan Mortgage
Trust 2005-A4 B1,
6.123%,
07/25/2035 248,251
0.2
22,167
(2)
JP Morgan Mortgage
Trust 2007-A1 7A1,
5.634%,
07/25/2035 21,384
0.0
222,110
(1)(2)
JP Morgan Mortgage
Trust 2017-3 B1,
3.775%,
08/25/2047 209,002
0.2
148,960
(1)(2)
JP Morgan Mortgage
Trust 2019-8 A5,
3.500%,
03/25/2050 137,215
0.1
32,410
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 A15,
3.500%,
05/25/2050 29,793
0.0
3,822
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3
A15, 3.500%,
03/25/2050 3,715
0.0
107,461
(2)
Lehman XS Trust
Series 2005-5N 1A2,
5.329%, (TSFR1M +
0.474%),
11/25/2035 106,352
0.1
28,193
(2)
MASTR Adjustable
Rate Mortgages Trust
2006-2 1A1, 6.649%,
04/25/2036 27,289
0.0
200,000
(1)(2)
Mill City Mortgage
Loan Trust 2017-
2 M2, 3.250%,
07/25/2059 193,278
0.2
199,575
(1)(2)
Mill City Mortgage
Loan Trust 2018-
3 M1, 3.250%,
08/25/2058 189,587
0.2
138,544
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2021-
2 A9, 2.500%,
05/25/2051 115,480
0.1
1,109,962
(2)(5)
RALI Series Trust
2006-QO1 X2,
2.064%,
02/25/2046 58,163
0.1
4,014
(1)(2)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 3,833
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
2,731,511
(2)(5)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 X,
1.410%,
08/25/2045 $ 2,948
0.0
19,212
(2)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
4.557%,
10/25/2036 17,651
0.0
145,878
(2)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
4.306%,
12/25/2036 131,328
0.1
33,225
(2)
Wells Fargo
Alternative Loan
Trust 2007-PA2 2A1,
5.399%, (TSFR1M +
0.544%),
06/25/2037 27,146
0.0
85,776
(1)(2)
WinWater Mortgage
Loan Trust 2015-
5 B4, 3.755%,
08/20/2045 79,548
0.1
15,272,873
14.1
Total Collateralized
Mortgage Obligations
(Cost $17,663,500)
15,273,923
14.1
U.S. GOVERNMENT AGENCY OBLIGATIONS : 10.2%
Federal Home Loan Mortgage Corporation : 0.4%
(6)
270,883
(6)
3.500
%,
01/01/2048 256,009
0.2
25,640
(6)
4.000
%,
09/01/2045 25,031
0.0
26,295
(6)
4.000
%,
09/01/2045 25,608
0.0
40,719
(6)
4.000
%,
09/01/2045 39,818
0.0
48,667
(6)
4.000
%,
09/01/2045 47,590
0.1
41,128
(6)
4.000
%,
05/01/2046 40,218
0.1
1,714
(6)
5.000
%,
12/01/2034 1,760
0.0
6,169
(6)
6.000
%,
02/01/2034 6,465
0.0
907
(6)
6.500
%,
08/01/2032 959
0.0
1,743
(6)
6.500
%,
07/01/2034 1,818
0.0
4,663
(6)
6.500
%,
07/01/2034 4,866
0.0
450,142
0.4
Federal National Mortgage Association : 0.1%
(6)
29,760
(2)(6)
6.544
%, (US0012M +
1.779%),
10/01/2036 30,673
0.1
Government National Mortgage Association : 2.8%
1,617,073
2.500
%,
05/20/2051 1,427,438
1.3
1,767,000
(7)
3.000
%,
10/20/2054 1,611,557
1.5
11,983
5.000
%,
04/15/2034 12,119
0.0
4,791
6.500
%,
02/20/2035 4,931
0.0
3,056,045
2.8
Uniform Mortgage-Backed Securities : 6.9%
363,000
(7)
0.050
%,
10/01/2054 362,816
0.3
1,685,457
2.000
%,
02/01/2052 1,400,845
1.3
14,436
2.500
%,
06/01/2030 13,938
0.0
18,969
2.500
%,
06/01/2030 18,307
0.0
7,728
2.500
%,
07/01/2030 7,455
0.0
1,873,000
(7)
2.500
%,
10/01/2054 1,617,000
1.5
591,000
(7)
3.000
%,
10/01/2054 530,514
0.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities: (continued)
468,000
(7)
3.500
%,
10/01/2054 $ 435,859
0.4
25,912
4.000
%,
05/01/2045 25,318
0.0
501,476
4.000
%,
04/01/2049 487,973
0.5
1,112,000
(7)
4.500
%,
10/01/2054 1,093,300
1.0
1,393,976
5.000
%,
10/01/2052 1,395,418
1.3
24,150
6.000
%,
11/01/2034 25,320
0.0
40,701
6.000
%,
04/01/2035 42,698
0.1
11,560
6.500
%,
12/01/2029 11,920
0.0
5,837
6.500
%,
01/01/2034 6,052
0.0
37
7.000
%,
04/01/2033 38
0.0
5,825
7.500
%,
09/01/2032 6,097
0.0
10,044
7.500
%,
01/01/2033 10,442
0.0
7,491,310
6.9
Total U.S. Government
Agency Obligations
(Cost $11,275,254)
11,028,170
10.2
COMMERCIAL MORTGAGE-BACKED SECURITIES : 9.8%
United States : 9.8%
250,000
(1)
ARZ Trust 2024-BILT
C, 6.361%,
06/11/2029 257,953
0.2
5,139,946
(2)(5)
BANK 2017-
BNK5 XA, 1.073%,
06/15/2060 103,449
0.1
1,948,000
(1)(2)(5)
BANK 2017-
BNK6 XE, 1.500%,
07/15/2060 67,332
0.1
920,418
(2)(5)
BANK 2019-
BN16 XA, 1.096%,
02/15/2052 30,229
0.0
8,794,995
(2)(5)
BANK 2019-
BN21 XA, 0.956%,
10/17/2052 291,828
0.3
8,020,000
(1)(2)(5)
BBCCRE Trust 2015-
GTP XA, 0.749%,
08/10/2033 29,911
0.0
210,000
(1)
Benchmark Mortgage
Trust 2019-B9 D,
3.000%,
03/15/2052 135,133
0.1
1,129,710
(2)(5)
Benchmark Mortgage
Trust 2019-B9 XA,
1.181%,
03/15/2052 41,714
0.0
2,871,024
(2)(5)
Benchmark Mortgage
Trust 2020-B18 XA,
1.908%,
07/15/2053 170,611
0.2
350,000
(1)(2)
BLP Commercial
Mortgage Trust 2024-
IND2 B, 6.788%,
(TSFR1M + 1.692%),
03/15/2041 349,305
0.3
200,000
(1)(2)
BOCA Commercial
Mortgage Trust 2024-
BOCA B, 7.437%,
(TSFR1M + 2.340%),
08/15/2041 200,244
0.2
175,000
(1)(2)
BX 2021-MFM1 D,
6.711%, (TSFR1M +
1.614%),
01/15/2034 173,110
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
315,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
21M E, 7.382%,
(TSFR1M + 2.285%),
10/15/2036 $ 311,486
0.3
625,000
(1)(2)
BX Trust 2021-ARIA
C, 6.857%, (TSFR1M
+ 1.760%),
10/15/2036 620,373
0.6
450,000
(1)(2)
BX Trust 2021-
LBA EJV, 7.211%,
(TSFR1M + 2.114%),
02/15/2036 441,699
0.4
275,000
(1)(2)
BX Trust 2021-LGCY
D, 6.513%, (TSFR1M
+ 1.416%),
10/15/2036 269,812
0.2
494,508
(1)(2)
BX Trust 2021-SDMF
D, 6.598%, (TSFR1M
+ 1.501%),
09/15/2034 484,578
0.4
1,459,557
(2)(5)
CD Mortgage Trust
2016-CD1 XA,
1.477%,
08/10/2049 21,440
0.0
625,000
(2)
Citigroup Commercial
Mortgage Trust
2016-P4 C, 4.094%,
07/10/2049 543,549
0.5
200,000
(2)
Citigroup Commercial
Mortgage Trust
2016-P5 B, 3.698%,
10/10/2049 172,552
0.2
2,447,329
(2)(5)
Citigroup Commercial
Mortgage Trust 2017-
C4 XA, 1.126%,
10/12/2050 56,680
0.0
3,121,625
(2)(5)
COMM Mortgage
Trust 2016-CR28 XA,
0.710%,
02/10/2049 15,473
0.0
5,928,079
(1)(2)(5)
Commercial Mortgage
Pass Through
Certificates 2012-
LTRT XA, 0.928%,
10/05/2030 115
0.0
500,000  CSAIL Commercial
Mortgage Trust 2021-
C20 A3, 2.805%,
03/15/2054 447,464
0.4
4,036,022
(2)(5)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K122 X1,
0.966%,
11/25/2030 172,883
0.2
2,051,194
(2)(5)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K-1517
X1, 1.436%,
07/25/2035 206,140
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
2,109,000
(5)
Freddie Mac
Multifamily Structured
Pass Through
Certificates KL06
XFX, 1.467%,
12/25/2029 $ 105,763
0.1
238,000
(1)
GAM RE-REMIC Trust
2022-FRR3 BK71,
1.990%,
11/27/2050 201,923
0.2
92,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 C728,
0.000%,
08/27/2050 91,469
0.1
95,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 89,793
0.1
92,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 D728,
0.000%,
08/27/2050 91,207
0.1
75,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 DK41,
0.000%,
10/27/2047 74,109
0.1
95,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 88,541
0.1
130,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
C730, 0.000%,
09/27/2051 126,749
0.1
159,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
CK44, 0.000%,
09/27/2051 154,092
0.1
129,000
(1)
GAM RE-REMIC
TRUST 2021-FRR2
CK49, 1.000%,
09/27/2051 121,556
0.1
109,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
CK78, 0.000%,
09/27/2051 76,889
0.1
130,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
D730, 0.000%,
09/27/2051 126,380
0.1
129,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
DK49, 0.000%,
09/27/2051 118,478
0.1
2,172,771
(2)(5)
GS Mortgage
Securities Trust 2017-
GS6 XA, 1.153%,
05/10/2050 43,959
0.0
4,773,264
(2)(5)
GS Mortgage
Securities Trust 2019-
GC42 XA, 0.933%,
09/10/2052 170,686
0.2
857,795
(2)(5)
GS Mortgage
Securities Trust 2020-
GC47 XA, 1.240%,
05/12/2053 41,553
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
500,000
(1)(2)
GWT 2024-WLF2 A,
6.788%, (TSFR1M +
1.691%),
05/15/2041 $ 500,867
0.5
275,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
NYAH E, 7.301%,
(TSFR1M + 2.204%),
06/15/2038 242,860
0.2
600,000
(1)(2)
KSL Commercial
Mortgage Trust
2023-HT A, 7.387%,
(TSFR1M + 2.290%),
12/15/2036 602,735
0.6
2,096,476
(1)(2)(5)
LSTAR Commercial
Mortgage Trust
2017-5 X, 0.989%,
03/10/2050 29,162
0.0
18,750,000
(1)(2)(5)
Morgan Stanley Bank
of America Merrill
Lynch Trust 2014
C19 2014-C19 XB,
0.649%,
12/15/2047 19,126
0.0
1,693,807
(5)
Morgan Stanley
Capital I Trust 2021-
L5 XA, 1.408%,
05/15/2054 96,766
0.1
80,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.390%,
11/08/2049 72,253
0.1
110,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB64,
2.239%,
03/01/2050 98,728
0.1
30,000
(1)(8)
RFM Reremic Trust
2022-FRR1 CK55,
0.000%,
03/28/2049 26,552
0.0
30,000
(1)(8)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 24,905
0.0
750,000
(1)(2)
SMRT 2022-MINI B,
6.447%, (TSFR1M +
1.350%),
01/15/2039 741,413
0.7
5,802,087
(2)(5)
UBS Commercial
Mortgage Trust 2018-
C9 XA, 1.076%,
03/15/2051 155,282
0.1
200,000  Wells Fargo
Commercial Mortgage
Trust 2014-LC18 B,
3.959%,
12/15/2047 198,549
0.2
500,000  Wells Fargo
Commercial Mortgage
Trust 2024-5C1 A3,
5.928%,
07/15/2057 528,074
0.5
10,675,482
9.8
Total Commercial
Mortgage-Backed
Securities
(Cost $10,763,215)
10,675,482
9.8

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES : 9.4%
Cayman Islands : 9.3%
700,000
(1)(2)
AGL CLO 11 Ltd.
2021-11A AJ, 6.913%,
(TSFR3M + 1.612%),
04/15/2034 $ 699,001
0.6
500,000
(1)(2)
Barings Clo Ltd.
2019-4A CR, 7.501%,
(TSFR3M + 2.200%),
07/15/2037 504,989
0.5
412,500
(1)(2)
BlueMountain CLO
Ltd. 2013-2A CR,
7.494%, (TSFR3M +
2.212%),
10/22/2030 413,222
0.4
250,000
(1)(2)
BlueMountain CLO
XXVIII Ltd. 2021-28A
C, 7.563%, (TSFR3M
+ 2.262%),
04/15/2034 250,250
0.2
250,000
(1)(2)
BlueMountain CLO
XXXI Ltd. 2021-31A
A2, 6.941%, (TSFR3M
+ 1.662%),
04/19/2034 250,293
0.2
500,000
(1)(2)
Carlyle Global Market
Strategies CLO Ltd.
2016-1A A1R2,
6.684%, (TSFR3M +
1.402%),
04/20/2034 500,410
0.5
250,000
(1)(2)
Cedar Funding VIII Clo
Ltd. 2017-8A A2R,
6.997%, (TSFR3M +
1.712%),
10/17/2034 250,276
0.2
400,000
(1)(2)
CIFC Funding Ltd.
2013-1A BR, 7.948%,
(TSFR3M + 2.662%),
07/16/2030 400,727
0.4
500,000
(1)(2)
CIFC Funding Ltd.
2020-2A AR, 6.714%,
(TSFR3M + 1.432%),
10/20/2034 501,062
0.5
500,000
(1)(2)
Galaxy XV CLO Ltd.
2013-15A CRR,
7.413%, (TSFR3M +
2.112%),
10/15/2030 501,125
0.5
400,000
(1)(2)
Galaxy XXI CLO
Ltd. 2015-21A CR,
7.294%, (TSFR3M +
2.012%),
04/20/2031 400,806
0.4
250,000
(1)(2)
Madison Park Funding
XXVII Ltd. 2018-27A
B, 7.344%, (TSFR3M
+ 2.062%),
04/20/2030 250,342
0.2
400,000
(1)(2)
Madison Park Funding
XXXI Ltd. 2018-
31A CR, 7.589%,
(TSFR3M + 2.250%),
07/23/2037 403,309
0.4
250,000
(1)(2)
Mountain View CLO
XVIII Ltd. 2024-1A C,
(TSFR3M + 2.200%),
10/16/2037 250,671
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Cayman Islands: (continued)
500,000
(1)(2)
Oaktree CLO Ltd.
2019-4A CRR,
7.552%, (TSFR3M +
2.270%),
07/20/2037 $ 501,090
0.5
250,000
(1)(2)
Oaktree CLO Ltd.
2022-3A CR, 7.196%,
(TSFR3M + 2.100%),
10/15/2037 250,392
0.2
500,000
(1)(2)
OCP CLO Ltd. 2014-
5A BR, 7.341%,
(TSFR3M + 2.062%),
04/26/2031 500,727
0.5
350,000
(1)(2)
Octagon Investment
Partners 32 Ltd.
2017-1A A2R,
6.763%, (TSFR3M +
1.462%),
07/15/2029 350,525
0.3
550,000
(1)(2)
Octagon Investment
Partners 43 Ltd.
2019-1A CR, 7.735%,
(TSFR3M + 2.450%),
10/25/2032 553,418
0.5
250,000
(1)(2)
OHA Credit Funding
8 Ltd. 2021-8A C,
7.441%, (TSFR3M +
2.162%),
01/18/2034 250,282
0.2
500,000
(1)(2)
Palmer Square CLO
Ltd. 2023-1A C,
8.532%, (TSFR3M +
3.250%),
01/20/2036 504,642
0.5
440,000
(1)(2)
Shackleton CLO
Ltd. 2019-15A CR,
7.713%, (TSFR3M +
2.412%),
01/15/2032 441,522
0.4
500,000
(1)(2)
Sound Point CLO IX
Ltd. 2015-2A ARRR,
6.754%, (TSFR3M +
1.472%),
07/20/2032 500,362
0.4
400,000
(1)(2)
Sound Point Clo XV
Ltd. 2017-1A CR,
7.595%, (TSFR3M +
2.312%),
01/23/2029 401,500
0.4
250,000
(1)(2)
THL Credit Wind River
CLO Ltd. 2013-
2A CR, 7.541%,
(TSFR3M + 2.262%),
10/18/2030 250,235
0.2
10,081,178
9.3
United States : 0.1%
197,947
(2)
Citigroup Mortgage
Loan Trust 2006-
WF1 A2E, 4.563%,
03/25/2036 95,974
0.1
Total Asset-Backed
Securities
(Cost $10,160,135)
10,177,152
9.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 8.7%
United States : 8.7%
345,153  Voya VACS Series
EMHCD Fund
$ 3,758,716
3.5
544,911  Voya VACS Series
HYB Fund
5,677,969
5.2
9,436,685
8.7
Total Mutual Funds
(Cost $8,918,064)
9,436,685
8.7
U.S. TREASURY OBLIGATIONS : 5.0%
United States Treasury Bonds : 1.1%
1,153,000
4.125
%,
08/15/2044 1,144,172
1.1
United States Treasury Notes : 3.9%
648,100
3.375
%,
09/30/2029 646,201
0.6
37,000
3.500
%,
09/30/2026 36,898
0.0
400,000
3.500
%,
09/30/2031 399,281
0.4
1,425,700
3.625
%,
09/15/2027 1,418,516
1.3
1,551,400
3.875
%,
08/15/2034 1,562,430
1.4
195,200
4.350
%,
05/15/2054 211,777
0.2
4,275,103
3.9
Total U.S. Treasury
Obligations
(Cost $5,416,356)
5,419,275
5.0
COMMON STOCK : 0.0%
United States : 0.0%
2,149
(3)(4)
American Media
—
—
18
(9)
Ingevity Corp.
702
0.0
120  Smurfit WestRock
PLC
5,930
0.0
6,632
0.0
Total Common Stock
(Cost $68,119)
6,632
0.0
RIGHTS : 0.0%
United States : 0.0%
4,988
(4)(10)
Resolute Forest
Products, Inc. - CVR
7,083
0.0
Total Rights
(Cost $–)
7,083
0.0
PURCHASED OPTIONS
(11)
: 0.0%
Total Purchased
Options
(Cost $58,077)
9,287
0.0
Total Long-Term
Investments
(Cost $107,020,358)
104,626,973
96.5
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5.0%
Repurchase Agreements : 1.2%
1,000,000
(12)
Bethesda Securities,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,000,137,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.500%-
7.026%, Market Value
plus accrued interest
$1,020,000, due
10/01/27-01/01/57)
$ 1,000,000
0.9
307,124
(12)
National Bank
Financial, Inc.,
Repurchase
Agreement dated
09/30/2024, 4.900%,
due 10/01/2024
(Repurchase
Amount $307,165,
collateralized
by various U.S.
Government
Securities, 0.375%-
5.000%, Market
Value plus accrued
interest $313,266, due
10/01/24-09/09/49)
307,124
0.3
Total Repurchase
Agreements
(Cost $1,307,124)
1,307,124
1.2
Commercial Paper : 2.0%
2,200,000  Barton Capital S.A.,
4.910
%,
10/02/2024 2,199,409
2.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 1.8%
1,912,000
(13)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $1,912,000) $ 1,912,000 1.8
Total Short-Term
Investments
(Cost $5,418,829)
$ 5,418,533
5.0
Total Investments in
Securities
(Cost $112,439,187) $ 110,045,506 101.5
Liabilities in Excess
of Other Assets (1,581,039) (1.5)
Net Assets $ 108,464,467 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2024.
(3)
Security, or a portion of the security, is on loan.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(7)
Represents or includes a TBA transaction.
(8)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)
Non-income producing security.
(10)
Restricted security as to resale, excluding Rule 144A securities.
As of September 30, 2024, the Portfolio held restricted securities with a fair value of $7,083 or —% of net assets. Please refer to the table below for additional details.
(11)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(12)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(13)
Rate shown is the 7-day yield as of September 30, 2024.
Currency Abbreviations:
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNY China Yuan
CZK Czech Koruna
EUR EU Euro
GBP British Pound
IDR Indonesian Rupiah
JPY Japanese Yen
MXN Mexican Peso
MYR Malaysian Ringgit
PLN Polish Zloty
THB Thai Baht
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
US0012M 12-month LIBOR
Sector Diversiﬁcation
Percentage
of Net Assets
Sovereign Bonds 17.5%
Collateralized Mortgage Obligations 14.1
U.S. Government Agency Obligations 10.2
Commercial Mortgage-Backed Securities 9.8
Asset-Backed Securities 9.4
Mutual Funds 8.7
Financial 7.4
U.S. Treasury Obligations 5.0
Consumer, Non-cyclical 4.0
Utilities 3.3
Industrial 1.8
Technology 1.5
Consumer, Cyclical 1.3
Communications 1.3
Energy 0.8
Basic Materials 0.4
Purchased Options 0.0
Rights 0.0
Materials 0.0
Short-Term Investments 5.0
Liabilities in Excess of Other Assets (1.5)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock
United States $ 6,632 $ — $ — $ 6,632
Total Common Stock 6,632 — — 6,632
Corporate Bonds/Notes — 23,543,494 — 23,543,494
Sovereign Bonds — 18,606,844 442,946 19,049,790
Collateralized Mortgage Obligations — 15,272,873 1,050 15,273,923
U.S. Government Agency Obligations — 11,028,170 — 11,028,170
Commercial Mortgage-Backed Securities — 10,675,482 — 10,675,482
Asset-Backed Securities — 10,177,152 — 10,177,152
Mutual Funds 9,436,685 — — 9,436,685
U.S. Treasury Obligations — 5,419,275 — 5,419,275
Purchased Options — 9,287 — 9,287
Rights — — 7,083 7,083
Short-Term Investments 1,912,000 3,506,533 — 5,418,533
Total Investments, at fair value $ 11,355,317 $ 98,239,110 $ 451,079 $ 110,045,506
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps — 231,502 — 231,502
Forward Foreign Currency Contracts — 1,084,967 — 1,084,967
Forward Premium Swaptions — 161,489 — 161,489
Futures 226,256 — — 226,256
OTC Cross-Currency Swaps — 1,262 — 1,262
OTC Total Return Swaps — 10 — 10
Total Assets $ 11,581,573 $ 99,718,340 $ 451,079 $ 111,750,992
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps $ — $ (1,078,678) $ — $ (1,078,678)
Forward Foreign Currency Contracts — (897,651) — (897,651)
Forward Premium Swaptions — (4,794) — (4,794)
Futures (38,876) — — (38,876)
OTC Total Return Swaps — (68) — (68)
OTC volatility swaps — (16,680) — (16,680)
Written Options — (10,863) — (10,863)
Total Liabilities $ (38,876) $ (2,008,734) $ — $ (2,047,610)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya VACS Series EMHCD Fund
$ 3,425,035 $ 175,970 $ — $ 157,711 $ 3,758,716 $ 175,972 $ — $ —

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya VACS Series HYB Fund
$ 5,292,452 $ 318,211 $ — $ 67,306 $ 5,677,969 $ 318,212 $ — $ —
$ 8,717,487 $ 494,181 $ — $ 225,017 $ 9,436,685 $ 494,184 $ — $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2024, Voya Global Bond Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Resolute Forest Products, Inc. - CVR 3/1/2023 $ — $ 7,083
$ — $ 7,083
At September 30, 2024, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 264,851 NOK 2,758,641 Bank of America N.A. 10/25/24 $ 3,372
MXN 2,525,951 USD 125,576 Bank of America N.A. 10/25/24 2,226
KRW 192,906,302 USD 144,779 Bank of America N.A. 10/25/24 1,925
MXN 2,263,537 USD 112,726 Bank of America N.A. 10/25/24 1,799
KRW 301,902,598 USD 227,841 Bank of America N.A. 10/25/24 1,755
KRW 117,164,731 USD 87,679 Bank of America N.A. 10/25/24 1,424
MXN 4,528,687 USD 233,281 Bank of America N.A. 10/25/24 (4,149)
USD 931,345 KRW 1,231,927,775 Bank of America N.A. 10/25/24 (5,529)
USD 636,879 KRW 845,221,625 Bank of America N.A. 10/25/24 (5,907)
USD 285,984 BRL 1,604,590 Bank of America N.A. 10/25/24 (7,730)
MXN 5,360,693 USD 283,934 Bank of America N.A. 10/25/24 (12,707)
USD 83,002 TRY 3,843,000 Bank of America N.A. 04/03/25 (10,301)
KRW 1,890,219,406 USD 1,427,044 Barclays Bank PLC 10/25/24 10,459
GBP 87,108 USD 115,041 Barclays Bank PLC 10/25/24 1,417
CZK 1,529 USD 67 Barclays Bank PLC 10/25/24 1
USD 433,351 BRL 2,384,261 Barclays Bank PLC 10/25/24 (3,080)
USD 909,882 MXN 18,327,253 Barclays Bank PLC 10/25/24 (17,397)
USD 1,443,002 MYR 6,365,372 Barclays Bank PLC 10/25/24 (99,676)
BRL 1,543,476 USD 271,784 BNP Paribas 10/25/24 10,744
CNY 4,642,914 USD 658,177 BNP Paribas 10/25/24 5,870
USD 269,484 MXN 5,225,555 BNP Paribas 10/25/24 5,093
BRL 2,424,927 USD 443,354 BNP Paribas 10/25/24 520
MXN 5,916,186 USD 300,711 BNP Paribas 10/25/24 (1,378)
USD 666,302 CNY 4,720,030 BNP Paribas 10/25/24 (8,774)
USD 274,003 BRL 1,553,341 BNP Paribas 10/25/24 (10,330)
USD 328,893 BRL 1,866,409 BNP Paribas 10/25/24 (12,747)
USD 271,969 CLP 257,505,397 BNP Paribas 10/25/24 (14,316)
GBP 3,321,244 USD 4,337,329 Brown Brothers Harriman & Co. 10/25/24 102,970
AUD 2,911,948 USD 1,937,302 Brown Brothers Harriman & Co. 10/25/24 76,668
USD 684,398 MXN 12,890,911 Brown Brothers Harriman & Co. 10/25/24 32,174
NOK 9,191,809 USD 846,143 Brown Brothers Harriman & Co. 10/25/24 25,107
SGD 343,577 USD 261,531 Brown Brothers Harriman & Co. 10/25/24 6,136
NZD 552,555 USD 344,946 Brown Brothers Harriman & Co. 10/25/24 6,123
NZD 559,822 USD 349,860 Brown Brothers Harriman & Co. 10/25/24 5,826
NZD 2,520,676 USD 1,595,832 Brown Brothers Harriman & Co. 10/25/24 5,693
SEK 2,128,051 USD 204,848 Brown Brothers Harriman & Co. 10/25/24 4,945
GBP 262,521 USD 346,431 Brown Brothers Harriman & Co. 10/25/24 4,542
AUD 200,992 USD 135,138 Brown Brothers Harriman & Co. 10/25/24 3,872
USD 667,454 CAD 898,554 Brown Brothers Harriman & Co. 10/25/24 2,687
DKK 1,526,805 USD 225,841 Brown Brothers Harriman & Co. 10/25/24 2,461
USD 134,010 JPY 18,934,013 Brown Brothers Harriman & Co. 10/25/24 1,804
USD 322,029 EUR 287,868 Brown Brothers Harriman & Co. 10/25/24 1,252
CHF 292,181 USD 345,249 Brown Brothers Harriman & Co. 10/25/24 975
USD 199,343 GBP 148,611 Brown Brothers Harriman & Co. 10/25/24 659
HUF 29,109,883 USD 80,856 Brown Brothers Harriman & Co. 10/25/24 627
EUR 73,865 USD 81,845 Brown Brothers Harriman & Co. 10/25/24 465

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
PLN 171,616 USD 44,191 Brown Brothers Harriman & Co. 10/25/24 $ 373
CHF 627,859 USD 743,770 Brown Brothers Harriman & Co. 10/25/24 221
USD 660,942 CHF 557,707 Brown Brothers Harriman & Co. 10/25/24 79
HKD 379,429 USD 48,780 Brown Brothers Harriman & Co. 10/25/24 44
USD 248,509 CAD 336,837 Brown Brothers Harriman & Co. 10/25/24 (690)
CHF 884,266 USD 1,048,725 Brown Brothers Harriman & Co. 10/25/24 (901)
USD 192,334 CHF 163,169 Brown Brothers Harriman & Co. 10/25/24 (1,016)
MXN 6,253,078 USD 317,549 Brown Brothers Harriman & Co. 10/25/24 (1,170)
USD 95,575 NZD 152,471 Brown Brothers Harriman & Co. 10/25/24 (1,298)
USD 98,122 GBP 74,546 Brown Brothers Harriman & Co. 10/25/24 (1,541)
USD 348,468 CAD 473,234 Brown Brothers Harriman & Co. 10/25/24 (1,640)
USD 1,842,305 CAD 2,496,050 Brown Brothers Harriman & Co. 10/25/24 (4,320)
USD 1,387,466 CAD 1,884,347 Brown Brothers Harriman & Co. 10/25/24 (6,609)
USD 861,981 NZD 1,373,814 Brown Brothers Harriman & Co. 10/25/24 (10,880)
USD 681,609 MXN 13,130,760 Citibank N.A. 10/25/24 17,250
USD 1,662,540 GBP 1,240,856 Citibank N.A. 10/25/24 3,592
RON 360,146 USD 79,577 Citibank N.A. 10/25/24 971
EUR 1,312,255 USD 1,461,603 Citibank N.A. 10/25/24 673
USD 167,675 NZD 264,959 Citibank N.A. 10/25/24 (669)
USD 228,639 BRL 1,286,754 Citibank N.A. 10/25/24 (6,896)
USD 631,425 AUD 934,268 Citibank N.A. 10/25/24 (14,737)
USD 1,865,123 JPY 265,031,031 Deutsche Bank AG 10/25/24 14,554
ILS 446,061 USD 121,930 Deutsche Bank AG 10/25/24 (2,206)
MXN 38,242,933 USD 1,912,429 Goldman Sachs International 10/25/24 22,497
BRL 1,868,241 USD 328,893 Goldman Sachs International 10/25/24 13,082
USD 333,372 MXN 6,480,468 Goldman Sachs International 10/25/24 5,489
USD 1,556,116 MXN 30,663,171 Goldman Sachs International 10/25/24 4,693
IDR 318,581,556 USD 20,260 Goldman Sachs International 10/25/24 709
KRW 1,948,305,380 USD 1,485,469 Goldman Sachs International 10/25/24 (3,792)
MXN 2,481,793 USD 129,874 Goldman Sachs International 10/25/24 (4,306)
USD 493,753 AUD 721,082 Goldman Sachs International 10/25/24 (4,964)
MXN 8,437,336 USD 434,043 Goldman Sachs International 10/25/24 (7,151)
USD 263,639 CLP 245,183,842 Goldman Sachs International 10/25/24 (8,948)
USD 281,714 CLP 264,985,954 Goldman Sachs International 10/25/24 (12,887)
USD 1,225,799 NZD 1,976,945 Goldman Sachs International 10/25/24 (30,264)
MXN 23,273,794 USD 1,214,033 Goldman Sachs International 10/25/24 (36,480)
TRY 3,843,000 USD 82,913 Goldman Sachs International 04/03/25 10,390
USD 2,686 ZAR 48,325 HSBC Bank USA N.A. 10/25/24 (106)
AUD 2,541,324 USD 1,705,760 JPMorgan Chase Bank N.A. 10/25/24 51,877
GBP 943,935 USD 1,257,470 JPMorgan Chase Bank N.A. 10/25/24 4,512
SEK 1,908,725 USD 184,550 JPMorgan Chase Bank N.A. 10/25/24 3,621
USD 644,060 EUR 578,566 JPMorgan Chase Bank N.A. 10/25/24 (649)
EUR 367,345 USD 410,651 JPMorgan Chase Bank N.A. 10/25/24 (1,310)
USD 910,252 AUD 1,335,706 JPMorgan Chase Bank N.A. 10/25/24 (13,553)
USD 1,015,212 MXN 19,636,456 Morgan Stanley Capital Services LLC 10/25/24 21,693
CLP 264,056,497 USD 278,555 Morgan Stanley Capital Services LLC 10/25/24 15,013
CLP 256,836,041 USD 271,784 Morgan Stanley Capital Services LLC 10/25/24 13,757
USD 823,366 NOK 8,626,627 Morgan Stanley Capital Services LLC 10/25/24 5,687
MXN 13,675,947 USD 687,589 Morgan Stanley Capital Services LLC 10/25/24 4,354
MXN 11,906,029 USD 598,080 Morgan Stanley Capital Services LLC 10/25/24 4,313
USD 410,054 MXN 8,021,526 Morgan Stanley Capital Services LLC 10/25/24 4,200
USD 515,755 KRW 673,864,507 Morgan Stanley Capital Services LLC 10/25/24 3,285
CLP 50,202,943 USD 53,691 Morgan Stanley Capital Services LLC 10/25/24 2,123
USD 678,676 CHF 571,164 Morgan Stanley Capital Services LLC 10/25/24 1,866
KRW 1,010,427,745 USD 766,920 Morgan Stanley Capital Services LLC 10/25/24 1,505
USD 1,052,451 CHF 887,092 Morgan Stanley Capital Services LLC 10/25/24 1,278
MXN 6,231,447 USD 314,108 Morgan Stanley Capital Services LLC 10/25/24 1,176
USD 100,000 BRL 549,980 Morgan Stanley Capital Services LLC 10/25/24 (672)
CAD 1,016,674 USD 754,480 Morgan Stanley Capital Services LLC 10/25/24 (2,326)
MXN 15,026,490 USD 763,076 Morgan Stanley Capital Services LLC 10/25/24 (2,801)
USD 327,776 BRL 1,807,490 Morgan Stanley Capital Services LLC 10/25/24 (3,078)
MXN 20,091,279 USD 1,028,341 Morgan Stanley Capital Services LLC 10/25/24 (11,810)

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
MXN 16,960,119 USD 874,918 Morgan Stanley Capital Services LLC 10/25/24 $ (16,810)
USD 739,757 NZD 1,208,461 Morgan Stanley Capital Services LLC 10/25/24 (28,045)
NZD 1,643,364 USD 1,008,220 Standard Chartered Bank 10/25/24 35,900
NZD 991,219 USD 613,063 Standard Chartered Bank 10/25/24 16,714
AUD 930,178 USD 628,877 Standard Chartered Bank 10/25/24 14,456
USD 993,740 JPY 140,490,386 Standard Chartered Bank 10/25/24 12,771
BRL 1,350,476 USD 237,192 Standard Chartered Bank 10/25/24 10,007
BRL 1,344,387 USD 237,192 Standard Chartered Bank 10/25/24 8,893
KRW 722,543,076 USD 543,147 Standard Chartered Bank 10/25/24 6,343
AUD 487,133 USD 332,746 Standard Chartered Bank 10/25/24 4,166
AUD 1,163,750 USD 801,297 Standard Chartered Bank 10/25/24 3,579
USD 1,159,272 AUD 1,672,249 Standard Chartered Bank 10/25/24 2,707
GBP 100,625 USD 132,089 Standard Chartered Bank 10/25/24 2,440
CAD 1,516,933 USD 1,119,944 Standard Chartered Bank 10/25/24 2,311
AUD 1,188,031 USD 819,455 Standard Chartered Bank 10/25/24 2,214
KRW 162,754,009 USD 123,181 Standard Chartered Bank 10/25/24 593
GBP 161,867 USD 216,009 Standard Chartered Bank 10/25/24 397
USD 294,266 NZD 462,530 Standard Chartered Bank 10/25/24 395
EUR 485,920 USD 541,603 Standard Chartered Bank 10/25/24 (132)
USD 608,693 EUR 546,608 Standard Chartered Bank 10/25/24 (405)
USD 757,556 EUR 682,412 Standard Chartered Bank 10/25/24 (2,870)
JPY 66,643,799 USD 470,338 Standard Chartered Bank 10/25/24 (5,001)
USD 806,262 CAD 1,096,592 Standard Chartered Bank 10/25/24 (5,018)
JPY 191,912,086 USD 1,348,597 Standard Chartered Bank 10/25/24 (8,578)
USD 655,484 KRW 874,134,425 Standard Chartered Bank 10/25/24 (9,290)
USD 1,341,933 KRW 1,779,175,122 Standard Chartered Bank 10/25/24 (11,121)
USD 159,951 THB 5,542,988 Standard Chartered Bank 10/25/24 (12,606)
USD 1,314,405 CNY 9,357,249 Standard Chartered Bank 10/25/24 (23,903)
CAD 3,586,675 USD 2,640,313 State Street Bank and Trust Co. 10/25/24 13,176
NOK 13,607,524 USD 1,277,091 State Street Bank and Trust Co. 10/25/24 12,704
CLP 255,490,244 USD 271,624 State Street Bank and Trust Co. 10/25/24 12,421
USD 335,060 MXN 6,425,415 State Street Bank and Trust Co. 10/25/24 9,962
USD 287,940 MXN 5,594,707 State Street Bank and Trust Co. 10/25/24 4,872
KRW 447,336,885 USD 335,692 State Street Bank and Trust Co. 10/25/24 4,505
SEK 3,260,780 USD 319,620 State Street Bank and Trust Co. 10/25/24 1,843
EUR 1,951,754 USD 2,173,318 State Street Bank and Trust Co. 10/25/24 1,564
KRW 104,896,457 USD 78,395 State Street Bank and Trust Co. 10/25/24 1,378
NOK 3,565,708 USD 337,314 State Street Bank and Trust Co. 10/25/24 663
CHF 733,104 USD 868,677 State Street Bank and Trust Co. 10/25/24 25
USD 372,035 KRW 490,844,575 State Street Bank and Trust Co. 10/25/24 (1,250)
USD 95,185 KRW 126,825,433 State Street Bank and Trust Co. 10/25/24 (1,265)
USD 87,885 KRW 117,263,358 State Street Bank and Trust Co. 10/25/24 (1,293)
USD 157,973 KRW 209,808,176 State Street Bank and Trust Co. 10/25/24 (1,585)
USD 1,207,477 EUR 1,085,127 State Street Bank and Trust Co. 10/25/24 (1,704)
MXN 5,996,420 USD 307,000 State Street Bank and Trust Co. 10/25/24 (3,607)
USD 497,411 KRW 659,652,023 State Street Bank and Trust Co. 10/25/24 (4,251)
USD 426,978 KRW 568,995,033 State Street Bank and Trust Co. 10/25/24 (5,740)
USD 1,030,212 KRW 1,363,352,197 State Street Bank and Trust Co. 10/25/24 (6,610)
USD 1,890,618 MXN 37,522,193 State Street Bank and Trust Co. 10/25/24 (7,841)
CAD 2,368,492 USD 1,762,837 State Street Bank and Trust Co. 10/25/24 (10,582)
USD 730,218 NOK 7,917,756 State Street Bank and Trust Co. 10/25/24 (20,270)
JPY 1,649,670,527 USD 11,648,672 State Street Bank and Trust Co. 10/25/24 (129,910)
CAD 2,749,168 USD 2,025,671 The Bank of Montreal 10/25/24 8,215
USD 1,662,153 CAD 2,238,869 The Bank of Montreal 10/25/24 5,796
GBP 812,841 USD 1,082,427 The Bank of Montreal 10/25/24 4,292
CAD 933,156 USD 691,878 The Bank of Montreal 10/25/24 (1,512)
CHF 633,528 USD 754,923 The Bank of Montreal 10/25/24 (4,215)
USD 328,086 NZD 531,468 The Bank of Montreal 10/25/24 (9,585)
USD 853,463 NOK 9,155,280 The Bank of Montreal 10/25/24 (14,324)
JPY 123,801,210 USD 883,524 The Bank of Montreal 10/25/24 (19,087)
KRW 3,114,027,325 USD 2,304,724 Toronto Dominion Securities 10/25/24 63,479
KRW 622,317,546 USD 466,121 Toronto Dominion Securities 10/25/24 7,149

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
COP 451,325,458 USD 111,104 Toronto Dominion Securities 10/25/24 $ (4,149)
USD 1,389,296 AUD 2,059,399 Toronto Dominion Securities 10/25/24 (35,031)
EUR 17,627,831 USD 19,447,341 UBS AG 10/25/24 195,739
USD 477,691 JPY 66,910,377 Wells Fargo Securities LLC 10/25/24 10,492
USD 199,049 MXN 3,748,508 Wells Fargo Securities LLC 10/25/24 9,390
NOK 15,442,129 USD 1,458,051 Wells Fargo Securities LLC 10/25/24 5,638
USD 565,656 SEK 5,691,192 Wells Fargo Securities LLC 10/25/24 4,591
MXN 7,047,500 USD 352,008 Wells Fargo Securities LLC 10/25/24 4,564
CAD 842,985 USD 620,657 Wells Fargo Securities LLC 10/25/24 2,999
USD 838,212 GBP 625,035 Wells Fargo Securities LLC 10/25/24 2,578
USD 450,051 EUR 402,140 Wells Fargo Securities LLC 10/25/24 1,937
USD 803,002 NOK 8,456,923 Wells Fargo Securities LLC 10/25/24 1,408
USD 205,802 NOK 2,157,923 Wells Fargo Securities LLC 10/25/24 1,262
USD 230,477 JPY 32,918,229 Wells Fargo Securities LLC 10/25/24 627
SEK 799,858 USD 78,444 Wells Fargo Securities LLC 10/25/24 410
SEK 949,989 USD 93,314 Wells Fargo Securities LLC 10/25/24 340
CHF 66,018 USD 77,919 Wells Fargo Securities LLC 10/25/24 310
USD 7,283 JPY 1,027,676 Wells Fargo Securities LLC 10/25/24 108
USD 720,487 CHF 607,936 Wells Fargo Securities LLC 10/25/24 104
JPY 24,942,532 USD 174,089 Wells Fargo Securities LLC 10/25/24 72
SEK 4,255,546 USD 419,778 Wells Fargo Securities LLC 10/25/24 (246)
CHF 122,527 USD 145,489 Wells Fargo Securities LLC 10/25/24 (298)
EUR 97,886 USD 109,416 Wells Fargo Securities LLC 10/25/24 (339)
USD 90,926 CHF 77,028 Wells Fargo Securities LLC 10/25/24 (349)
SEK 1,314,432 USD 130,052 Wells Fargo Securities LLC 10/25/24 (469)
USD 465,597 SEK 4,727,981 Wells Fargo Securities LLC 10/25/24 (510)
USD 141,972 NOK 1,504,838 Wells Fargo Securities LLC 10/25/24 (664)
USD 153,761 JPY 22,194,906 Wells Fargo Securities LLC 10/25/24 (1,215)
NOK 4,143,622 USD 395,187 Wells Fargo Securities LLC 10/25/24 (2,431)
EUR 1,209,045 USD 1,351,584 Wells Fargo Securities LLC 10/25/24 (4,318)
JPY 52,235,005 USD 369,834 Wells Fargo Securities LLC 10/25/24 (5,105)
NOK 10,226,776 USD 975,685 Wells Fargo Securities LLC 10/25/24 (6,335)
USD 1,387,339 NOK 14,721,489 Wells Fargo Securities LLC 10/25/24 (8,044)
USD 561,349 AUD 840,972 Wells Fargo Securities LLC 10/25/24 (20,286)
USD 1,144,910 MXN 23,137,793 Wells Fargo Securities LLC 10/25/24 (25,761)
$ 187,316
At September 30, 2024, the following futures contracts were outstanding for Voya Global Bond Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
Australia 3-Year Bond 16 12/16/24 $ 1,185,568 $ (744)
Australia 10-Year Bond 4 12/16/24 321,881 (1,723)
Canada 10-Year Bond 17 12/18/24 1,571,348 14,318
Euro-Bobl 5-Year 55 12/06/24 7,349,864 62,638
Euro-Bund 1 12/06/24 150,186 1,661
Euro-Buxl 30-year German Government Bond 8 12/06/24 1,213,603 10,056
Euro-OAT 39 12/06/24 5,506,495 30,903
Euro-Schatz 40 12/06/24 4,772,082 20,844
Japan 10-Year Bond (TSE) 1 12/13/24 1,006,436 1,894
Japanese Government Bonds 10-Year Mini 18 12/12/24 1,811,084 3,027
Long Gilt 15 12/27/24 1,973,943 (17,629)
Long-Term Euro-BTP 11 12/06/24 1,487,360 31,856
U.S. Treasury 2-Year Note 111 12/31/24 23,114,883 35,563
U.S. Treasury 10-Year Note 6 12/19/24 685,687 (106)
U.S. Treasury Long Bond 4 12/19/24 496,750 (1,953)
U.S. Treasury Ultra Long Bond 14 12/19/24 1,863,313 (16,721)
$ 54,510,483 $ 173,884
Short Contracts:
U.S. Treasury 5-Year Note (17) 12/31/24 (1,868,008) 975

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
U.S. Treasury Ultra 10-Year Note (51) 12/19/24 $ (6,033,140) $ 12,521
$ (7,901,148) $ 13,496
At September 30, 2024, Voya Global Bond Portfolio held the following OTC Cross-Currency Swap Contracts:
Counterparty Pays Portfolio Receives
Maturity
Date
Counter
party
Notional
Amount of
Currency
Received(1)
Notional
Amount of
Currency
Delivered(1)
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Floating rate equal to
1-day Secured Overnight
Financing Rate based on
the notional amount of
currency received
Floating rate equal to 28-
day MXN TIIE-BANXICO
minus 0.67% based on
the notional amount of
currency delivered
12/15/2027 BNP
Paribas
USD 1,131,100 MXN 22,424,058 $ 1,262 $ — $ 1,262
$ 1,262 $ — $ 1,262
(1)
The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-
currency swap.
At September 30, 2024, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day Sterling Overnight Index Average (SONIA) Annual 1.649 % Annual 04/14/52 GBP 800,000 $ (390,967) $ (390,967)
Pay 1-day Sterling Overnight Index Average (SONIA) Annual 4.760 Annual 05/25/25 GBP 900,000 1,189 1,189
Pay 3-month KRW-CD-KSDA-Bloomberg Quarterly 2.935 Quarterly 07/31/34 KRW 1,713,918,000 13,462 13,462
Pay 1-day Secured Overnight Financing Rate Monthly 3.058 Monthly 05/08/29 USD 900,000 (6,432) (6,221)
Pay 1-day Secured Overnight Financing Rate Annual 3.208 Annual 09/10/29 USD 1,258,000 (3,558) (3,558)
Pay 1-day Secured Overnight Financing Rate Monthly 3.105 Monthly 08/08/32 USD 1,870,000 (18,499) (26,159)
Receive 1-day Sterling Overnight Index Average (SONIA) Annual 3.674 Annual 09/30/52 GBP 70,000 2,074 2,074
Receive 28-day MXN TIIE-BANXICO Monthly 8.700 Monthly 09/20/34 MXN 6,824,000 — —
Receive 1-day Secured Overnight Financing Rate Annual 3.243 Annual 10/07/29 USD 362,000 — —
Receive 1-day Secured Overnight Financing Rate Annual 3.184 Annual 10/07/29 USD 483,000 1,729 1,729
Receive 1-day Secured Overnight Financing Rate Annual 3.256 Annual 10/07/29 USD 604,000 — —
Receive 1-day Secured Overnight Financing Rate Annual 3.860 Annual 06/26/34 USD 1,000,000 (43,803) (43,803)
Receive 1-day Secured Overnight Financing Rate Annual 3.206 Annual 09/10/29 USD 1,258,000 3,671 3,671
Receive 1-day Secured Overnight Financing Rate Annual 1.551 Annual 01/24/29 USD 2,000,000 138,447 138,447
Receive 1-day Secured Overnight Financing Rate Annual 3.464 Annual 09/26/32 USD 2,000,000 (23,469) (23,469)
Receive 1-day Secured Overnight Financing Rate Annual 3.482 Annual 06/09/33 USD 2,000,000 (25,682) (25,682)
Receive 1-day Secured Overnight Financing Rate Monthly 3.477 Monthly 05/03/27 USD 2,250,000 (9,129) (9,176)
Receive 1-day Secured Overnight Financing Rate Monthly 3.046 Monthly 05/08/30 USD 2,300,000 20,982 20,786
Receive 1-day Secured Overnight Financing Rate Annual 2.962 Annual 06/14/27 USD 3,000,000 30,557 30,557
Receive 1-day Secured Overnight Financing Rate Annual 4.006 Annual 06/26/29 USD 3,000,000 (95,952) (95,952)
Receive 1-day Secured Overnight Financing Rate Monthly 3.114 Monthly 03/08/28 USD 3,600,000 16,561 17,250
Receive 1-day Secured Overnight Financing Rate Monthly 4.068 Monthly 05/03/25 USD 3,750,000 2,396 2,337
Receive 1-day Secured Overnight Financing Rate Annual 3.605 Annual 01/08/31 USD 4,000,000 (73,944) (73,944)
Receive 1-day Secured Overnight Financing Rate Annual 4.241 Annual 07/22/26 USD 11,444,000 (146,182) (146,182)
Receive 1-day Secured Overnight Financing Rate Annual 4.526 Annual 06/18/26 USD 11,574,800 (189,057) (189,057)
Receive 1-day Secured Overnight Financing Rate Monthly 3.679 Monthly 05/03/26 USD 17,000,000 (44,308) (44,508)
$ (839,914) $ (847,176)
At September 30, 2024, the following OTC total return swaps were outstanding for Voya Global Bond Portfolio:

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Pay/Receive
Total
Return
(1)
Reference Entity
Reference
Entity
Payment
Frequency
(Pay)/
Receive
Financing
Rate
Floating
Rate
Payment
Frequency Counterparty
Termination
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Receive
Japanese
Government
30-Year Treasury
Bond
At
Termination
Date (1.90)%
At
Termination
Date
Goldman Sachs
International 10/18/24 JPY 200,000,000 $ 10 $ — $ 10
Receive
Japanese
Government
30-Year Treasury
Bond
At
Termination
Date (2.20)%
At
Termination
Date
Goldman Sachs
International 11/14/24 JPY 220,000,000 (50) — (50)
Receive
Japanese
Government
5-Year Treasury
Bond
At
Termination
Date (0.60)%
At
Termination
Date
Nomura
International
PLC 11/21/24 JPY 500,000,000 (18) — (18)
$ (58) $ — $ (58)
(1)
The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
At September 30, 2024, the following OTC volatility swaps were outstanding for Voya Global Bond Portfolio:
Pay/
Receive
Volatility
(1)
Reference Entity
Volatility
Strike
Rate Counterparty
Maturity
Date Currency
Notional
Amount Fair Value
Unrealized
Appreciation
(Depreciation)
Receive
USD vs. CAD Spot Exchange
Rate 5.555% BNP Paribas 10/10/24 USD 3,000 $ (4,986) $ (4,986)
Receive
EUR vs. USD Spot Exchange
Rate 6.550% Deutsche Bank AG 02/03/25 USD 5,720 (947) (947)
Receive
USD vs. CAD Spot Exchange
Rate 5.555% Standard Chartered Bank 10/10/24 USD 3,000 (4,985) (4,985)
Receive
USD vs. CAD Spot Exchange
Rate 5.200% UBS AG 10/03/24 USD 5,000 (5,762) (5,762)
$ (16,680) $ (16,680)
At September 30, 2024, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call MXN vs. Put CHF Goldman Sachs International 10/10/24 21.500 CHF 1,283,050 $ 22,900 $ 70
Call USD vs. Put EUR Morgan Stanley Capital Services LLC 10/10/24 1.090 USD 1,699,890 4,306 281
Call USD vs. Put JPY Goldman Sachs International 11/26/25 165.000 USD 192,000 12,096 8,815
$ 39,302 $ 9,166
At September 30, 2024, the following OTC written foreign currency options were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount
Premiums
Received Fair Value
Call MXN vs. Put CHF Goldman Sachs International 10/10/24 20.500 CHF 1,283,050 $ 5,576 $ (3)
$ 5,576 $ (3)
At September 30, 2024, the following OTC purchased interest rate swaptions were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Put on 2-Year Interest
Rate Swap
(1)
Goldman Sachs
International Pay 3.100% 6-month EUR-EURIBOR 12/20/24 EUR 5,925,000 $ 18,775 $ 121
$ 18,775 $ 121
At September 30, 2024, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 5-Year Interest
Rate Swap
(1)
UBS AG Pay 3.185%
1-day Secured Overnight
Financing Rate 10/03/24 USD 2,416,000 $ 7,369 $ (1,121)

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Put on 2-Year Interest
Rate Swap
(2)
Goldman Sachs
International Receive 3.280% 6-month EUR-EURIBOR 12/20/24 EUR 5,925,000 $ 11,671 $ (48)
Put on 2-Year Interest
Rate Swap
(2)
Goldman Sachs
International Receive 3.453% 6-month EUR-EURIBOR 12/20/24 EUR 5,925,000 7,104 (20)
Put on 5-Year Interest
Rate Swap
(2)
UBS AG Receive 3.185%
1-day Secured Overnight
Financing Rate 10/03/24 USD 2,416,000 7,369 (9,671)
$ 33,513 $ (10,860)
At September 30, 2024, the following OTC purchased forward premium swaptions were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 2.375% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 1,146,610 $ (48,158) $ (1,569)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 1,307,000 (898,092) 49,497
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 3,070,500 (293,300) 103,876
Put on 5-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.600% Pay
1-day Secured Overnight
Financing Rate 09/18/29 USD 2,416,000 (77,650) 4,802
$ (1,317,200) $ 156,606
At September 30, 2024, the following OTC written forward premium swaptions were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 1-Year Interest
Rate Swap Bank of America N.A. 3.140% Pay
1-day Secured Overnight
Financing Rate 09/19/28 USD 6,039,000 $ 47,142 $ 1,907
Put on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 5.540% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 1,146,610 48,157 (1,340)
Put on 1-Year Interest
Rate Swap Bank of America N.A. 3.140% Receive
1-day Secured Overnight
Financing Rate 09/19/28 USD 6,039,000 47,142 (1,885)
Put on 5-Year Interest
Rate Swap UBS AG 2.650% Receive 6-month EUR-EURIBOR 09/18/29 EUR 2,416,000 78,557 1,407
$ 220,998 $ 89
(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
AUD
—
Australian Dollar
BRL
—
Brazilian Real
CAD
—
Canadian Dollar
CHF
—
Swiss Franc
CLP
—
Chilean Peso
CNY
—
Chinese Yuan
COP
—
Colombian Peso
CZK
—
Czech Koruna
DKK
—
Danish Krone
EUR
—
EU Euro
GBP
—
British Pound
HKD
—
Hong Kong Sar Dollar
HUF
—
Hungarian Forint
Currency Abbreviations:
IDR
—
Indonesian Rupiah
ILS
—
Israeli New Shekel
JPY
—
Japanese Yen
KRW
—
South Korean Won
MXN
—
Mexican Peso
MYR
—
Malaysian Ringgit
NOK
—
Norwegian Krone
NZD
—
New Zealand Dollar
PLN
—
Polish Zloty
RON
—
Romanian New Leu
SEK
—
Swedish Krona
SGD
—
Singapore Dollar
THB
—
Thai Baht
TRY
—
Turkish Lira

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Global Bond Portfolio
Currency Abbreviations:
USD
—
United States Dollar
ZAR
—
South African Rand
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 2,792,588
Gross Unrealized Depreciation (5,186,276)
Net Unrealized Depreciation $ (2,393,688)